UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  January 31

Date of reporting period:  January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report
January 31, 2023
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Portfolios  |  Annual Report 2023

Fund at a Glance
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since August 2022
Effective February 28, 2023, Anwiti Bahuguna no longer serves as a Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	-8.64	1.14	2.55
	Including sales charges		-12.95	0.16	2.06
Advisor Class*		06/13/13	-8.36	1.41	2.79
Class C	Excluding sales charges	03/04/04	-9.39	0.38	1.78
	Including sales charges		-10.26	0.38	1.78
Institutional Class		09/27/10	-8.50	1.39	2.80
Institutional 2 Class*		06/13/13	-8.44	1.41	2.83
Institutional 3 Class*		06/13/13	-8.41	1.46	2.88
Class R		09/27/10	-8.97	0.89	2.29
Blended Benchmark			-6.69	2.53	3.41
Bloomberg U.S. Aggregate Bond Index			-8.36	0.86	1.43
Russell 3000 Index			-8.24	9.12	12.28
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg U.S. Corporate High-Yield Index. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2023	3

Fund at a Glance   (continued)
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Performance of a hypothetical $10,000 investment (January 31, 2013 — January 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2023)
Equity Funds	20.0
Fixed Income Funds	72.3
Money Market Funds	7.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Capital Allocation Portfolios | Annual Report 2023

Fund at a Glance
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.
Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Effective February 28, 2023, Anwiti Bahuguna no longer serves as a Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	-8.89	2.14	3.98
	Including sales charges		-14.15	0.94	3.37
Advisor Class		11/08/12	-8.76	2.38	4.24
Class C	Excluding sales charges	10/15/96	-9.58	1.39	3.21
	Including sales charges		-10.44	1.39	3.21
Institutional Class		10/15/96	-8.72	2.39	4.24
Institutional 2 Class		11/08/12	-8.65	2.42	4.29
Institutional 3 Class*		06/13/13	-8.67	2.45	4.32
Class R		01/23/06	-9.11	1.89	3.72
Blended Benchmark			-6.85	3.56	4.83
Bloomberg U.S. Aggregate Bond Index			-8.36	0.86	1.43
Russell 3000 Index			-8.24	9.12	12.28
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2023	5

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Performance of a hypothetical $10,000 investment (January 31, 2013 — January 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2023)
Equity Funds	35.4
Fixed Income Funds	62.7
Money Market Funds	1.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Capital Allocation Portfolios | Annual Report 2023

Fund at a Glance
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.
Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since August 2022
Effective February 28, 2023, Anwiti Bahuguna no longer serves as a Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	-9.70	2.86	5.37
	Including sales charges		-14.88	1.65	4.75
Advisor Class*		06/13/13	-9.54	3.09	5.62
Class C	Excluding sales charges	03/04/04	-10.42	2.08	4.59
	Including sales charges		-11.27	2.08	4.59
Institutional Class		09/27/10	-9.48	3.12	5.65
Institutional 2 Class*		06/13/13	-9.46	3.12	5.66
Institutional 3 Class*		06/13/13	-9.39	3.18	5.73
Class R		09/27/10	-9.97	2.60	5.11
Blended Benchmark			-7.19	4.51	6.24
Russell 3000 Index			-8.24	9.12	12.28
Bloomberg U.S. Aggregate Bond Index			-8.36	0.86	1.43
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2023	7

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Performance of a hypothetical $10,000 investment (January 31, 2013 — January 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2023)
Equity Funds	50.1
Fixed Income Funds	47.5
Money Market Funds	2.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Capital Allocation Portfolios | Annual Report 2023

Fund at a Glance
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.
Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Effective February 28, 2023, Anwiti Bahuguna no longer serves as a Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	-9.93	3.55	6.52
	Including sales charges		-15.12	2.33	5.90
Advisor Class		11/08/12	-9.74	3.80	6.79
Class C	Excluding sales charges	10/15/96	-10.57	2.78	5.72
	Including sales charges		-11.42	2.78	5.72
Institutional Class		10/15/96	-9.65	3.82	6.79
Institutional 2 Class		11/08/12	-9.65	3.85	6.86
Institutional 3 Class*		06/13/13	-9.58	3.91	6.90
Class R		01/23/06	-10.10	3.30	6.26
Class V	Excluding sales charges	03/07/11	-9.93	3.55	6.51
	Including sales charges		-15.12	2.33	5.89
Blended Benchmark			-7.24	5.42	7.56
Russell 3000 Index			-8.24	9.12	12.28
Bloomberg U.S. Aggregate Bond Index			-8.36	0.86	1.43
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 49% Russell 3000 Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2023	9

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Performance of a hypothetical $10,000 investment (January 31, 2013 — January 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2023)
Equity Funds	65.1
Fixed Income Funds	32.6
Money Market Funds	2.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Capital Allocation Portfolios | Annual Report 2023

Fund at a Glance
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since August 2022
Effective February 28, 2023, Anwiti Bahuguna no longer serves as a Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended January 31, 2023)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	-10.14	4.16	7.64
	Including sales charges		-15.30	2.93	7.01
Advisor Class*		06/13/13	-9.88	4.43	7.90
Class C	Excluding sales charges	03/04/04	-10.78	3.37	6.84
	Including sales charges		-11.61	3.37	6.84
Institutional Class		09/27/10	-9.89	4.42	7.92
Institutional 2 Class*		06/13/13	-9.86	4.45	7.96
Institutional 3 Class*		06/13/13	-9.82	4.48	8.00
Class R		09/27/10	-10.36	3.88	7.37
Blended Benchmark			-7.29	6.19	8.75
Russell 3000 Index			-8.24	9.12	12.28
Bloomberg U.S. Aggregate Bond Index			-8.36	0.86	1.43
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 60% Russell 3000 Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Annual Report 2023	11

Fund at a Glance   (continued)
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Performance of a hypothetical $10,000 investment (January 31, 2013 — January 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Portfolio breakdown (%) (at January 31, 2023)
Equity Funds	76.5
Fixed Income Funds	20.4
Money Market Funds	3.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Columbia Capital Allocation Portfolios | Annual Report 2023

Manager Discussion of Fund Performance
(Unaudited)
All returns listed below are for the 12-month period that ended January 31, 2023.
•	Columbia Capital Allocation Conservative Portfolio Class A shares returned -8.64% excluding sales charges. The Fund underperformed its Blended Benchmark, which returned -6.69%.
•	Columbia Capital Allocation Moderate Conservative Portfolio Class A shares returned -8.89% excluding sales charges. The Fund underperformed its Blended Benchmark, which returned -6.85%.
•	Columbia Capital Allocation Moderate Portfolio Class A shares returned -9.70% excluding sales charges. The Fund underperformed its Blended Benchmark, which returned -7.19%.
•	Columbia Capital Allocation Moderate Aggressive Portfolio Class A shares returned -9.93% excluding sales charges. The Fund underperformed its Blended Benchmark, which returned -7.24%.
•	Columbia Capital Allocation Aggressive Portfolio Class A shares returned -10.14% excluding sales charges. The Fund underperformed its Blended Benchmark, which returned -7.29%.
During the same time frame, the Russell 3000 Index, which measures domestic equities, returned -8.24%; the Bloomberg U.S. Aggregate Bond Index, which measures the U.S. fixed-income market, returned -8.36%; the Bloomberg U.S. Corporate High-Yield Index, which measures the U.S. high-yield corporate bond market, returned -5.22%; the MSCI EAFE Index (Net), which measures international equities, returned -2.83%; the MSCI Emerging Markets Index (Net), which measures emerging market equities, returned -12.12%; and the FTSE Three-Month U.S. Treasury Bill Index advanced 1.87% for the period.
Market overview
The annual period was a volatile one. Themes that were front and center in the latter part of the 2021 remained top of mind for investors, including COVID-19 variant-driven threats to economic recovery, fears of elevated inflation and concerns around the speed and magnitude of interest rate hikes by the U.S. Federal Reserve (Fed) and other major central banks around the world. Additionally, geopolitical tensions, between Russia and Ukraine and between the U.S. and China, weighed on investor sentiment. Both equity and fixed-income markets and their respective sectors broadly generated deep negative absolute returns through the first half of the annual period. Although several of the challenges would persist, both asset classes fared relatively better during the second half of the annual period and even staged a rally in January 2023, with international equities, both developed and emerging markets, leading the way.
All told, however, for the full annual period, most equity and fixed-income market segments generated negative returns, marking a difficult year for multi-asset investments. U.S. equities trailed international equities, and overall, fixed-income market returns were nearly in line with equity market losses. For the 12 months that ended January 31, 2023, the Russell 3000 Index, a broad proxy for U.S. equities, generated an -8.24% return, and the S&P 500 Index, another proxy for broad-based domestic equities, returned -8.22%. In a reversal from the last annual period, U.S. small-cap equities outperformed U.S. large-cap equities during this annual period. The MSCI EAFE Index (Net), measuring international developed market equities, returned -2.83%. Emerging markets equities, as measured by the MSCI Emerging Markets Index (Net), returned -12.12%, more heavily impacted by a strong U.S. dollar, lockdowns in China and the Russia/Ukraine war. One of the more prominent aspects of both U.S. and international equity market returns during the annual period was the notable outperformance of value-oriented stocks over growth-oriented stocks, reversing the growth style’s dominant streak during the prior decade or so. Measuring the broad U.S. fixed-income market, the Bloomberg U.S. Aggregate Bond Index returned -8.36%. Within fixed income, lower quality and more credit-sensitive sectors, such as high-yield bonds, fared better than higher quality sectors, such as U.S. Treasuries and investment-grade bonds, during the annual period. Also, longer duration investments underperformed their shorter duration counterparts, as they were more greatly impacted by the rise in interest rates during the annual period. The global fixed-income market overall, as measured by the Bloomberg Global Aggregate Index, returned -11.69%. Commodities, as measured by the Bloomberg Commodity Index Total Return, returned 6.20% for the annual period, driven primarily by higher energy prices.
The Funds’ notable detractors during the period
•	Underlying fund manager performance overall detracted most from relative results across all five Funds during the annual period.
Columbia Capital Allocation Portfolios | Annual Report 2023	13

Manager Discussion of Fund Performance  (continued)
(Unaudited)
○	Underlying fund manager performance within international equities generally and especially within emerging markets equities strategies hurt most within the equities asset class.
○	Underlying fund manager performance within U.S. large-cap value equities and within U.S. small-cap equities also dampened results.
○	On the fixed-income side, underlying fund manager performance within investment-grade bonds detracted most.
•	Asset allocation decisions as a whole also detracted from relative performance across all five Funds and were especially impactful in the three more aggressive Funds due to their use of leverage.
○	Having an underweighted allocation to investment-grade bonds hurt in all five Funds.
○	Positioning in emerging markets bonds notably detracted in the three more conservative Funds.
•	Style positioning overall detracted modestly from results in the most conservative Fund.
•	Style positioning decisions within the investment-grade bond sector weighed on results in the three more aggressive Funds.
The Funds’ notable contributors during the period
•	Style positioning overall contributed positively to relative results in the two more aggressive Funds.
•	Style decisions in the investment-grade bond market segment added to performance in the two more conservative Funds.
•	In an annual period when U.S. large-cap value stocks handily outpaced large-cap U.S. growth stocks, the decision to overweight value-oriented funds over growth-oriented funds in all five Funds boosted relative results.
•	Having an overweighted allocation to international developed market equities, which outperformed both U.S. and emerging markets equities overall, proved prudent.
•	Similarly, the decision to overweight U.S. small-cap equities, which outperformed U.S. large-cap equities during the annual period, buoyed results in all five Funds.
•	High-yield bonds contributed positively to the Funds’ performance, as the decision to overweight the sector added value and underlying fund manager performance was also relatively strong.
•	An out-of-benchmark exposure to commodities in the three more aggressive Funds aided relative results, as the asset class was one of the few to generate positive absolute returns during the annual period.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Funds’ investment in underlying funds subject them to the investment performance (positive or negative), risks and expenses of these underlying funds. There are risks associated with fixed-income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer term securities. Foreign investments subject the Funds to risks, including political, economic, market, social and others within a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Investing in derivatives is a specialized activity that involves special risks that subject the Funds to significant loss potential, including when used as leverage, and may result in greater fluctuation in Fund value. Asset allocation does not assure a profit or protect against loss. See the Funds’ prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.
14	Columbia Capital Allocation Portfolios | Annual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Conservative Portfolio
Class A	1,000.00	1,000.00	985.30	1,022.57	2.88	2.94	0.57	5.01	5.10	0.99
Advisor Class	1,000.00	1,000.00	986.50	1,023.85	1.62	1.65	0.32	3.75	3.82	0.74
Class C	1,000.00	1,000.00	981.40	1,018.80	6.61	6.74	1.31	8.73	8.90	1.73
Institutional Class	1,000.00	1,000.00	986.50	1,023.90	1.57	1.60	0.31	3.69	3.76	0.73
Institutional 2 Class	1,000.00	1,000.00	986.60	1,024.00	1.47	1.50	0.29	3.59	3.66	0.71
Institutional 3 Class	1,000.00	1,000.00	986.80	1,024.26	1.21	1.24	0.24	3.34	3.40	0.66
Class R	1,000.00	1,000.00	984.00	1,021.30	4.15	4.22	0.82	6.27	6.39	1.24
Columbia Capital Allocation Portfolios | Annual Report 2023	15

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
August 1, 2022 — January 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Moderate Conservative Portfolio
Class A	1,000.00	1,000.00	992.50	1,023.19	2.28	2.32	0.45	4.77	4.85	0.94
Advisor Class	1,000.00	1,000.00	992.70	1,024.46	1.02	1.03	0.20	3.50	3.56	0.69
Class C	1,000.00	1,000.00	988.50	1,019.36	6.08	6.17	1.20	8.56	8.70	1.69
Institutional Class	1,000.00	1,000.00	993.70	1,024.46	1.02	1.03	0.20	3.51	3.56	0.69
Institutional 2 Class	1,000.00	1,000.00	993.90	1,024.56	0.91	0.93	0.18	3.40	3.46	0.67
Institutional 3 Class	1,000.00	1,000.00	993.90	1,024.77	0.71	0.72	0.14	3.20	3.25	0.63
Class R	1,000.00	1,000.00	991.30	1,021.91	3.55	3.61	0.70	6.04	6.13	1.19
Columbia Capital Allocation Moderate Portfolio
Class A	1,000.00	1,000.00	996.10	1,023.44	2.03	2.06	0.40	4.88	4.95	0.96
Advisor Class	1,000.00	1,000.00	997.40	1,024.72	0.76	0.77	0.15	3.61	3.66	0.71
Class C	1,000.00	1,000.00	992.20	1,019.62	5.84	5.92	1.15	8.68	8.80	1.71
Institutional Class	1,000.00	1,000.00	997.40	1,024.72	0.76	0.77	0.15	3.61	3.66	0.71
Institutional 2 Class	1,000.00	1,000.00	997.40	1,024.82	0.66	0.67	0.13	3.51	3.56	0.69
Institutional 3 Class	1,000.00	1,000.00	997.70	1,025.07	0.41	0.41	0.08	3.26	3.30	0.64
Class R	1,000.00	1,000.00	994.80	1,022.17	3.30	3.35	0.65	6.15	6.23	1.21
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A	1,000.00	1,000.00	1,001.30	1,023.39	2.09	2.11	0.41	5.10	5.16	1.00
Advisor Class	1,000.00	1,000.00	1,002.60	1,024.66	0.82	0.83	0.16	3.83	3.87	0.75
Class C	1,000.00	1,000.00	997.50	1,019.57	5.90	5.97	1.16	8.91	9.01	1.75
Institutional Class	1,000.00	1,000.00	1,002.60	1,024.66	0.82	0.83	0.16	3.83	3.87	0.75
Institutional 2 Class	1,000.00	1,000.00	1,002.80	1,024.87	0.61	0.62	0.12	3.62	3.66	0.71
Institutional 3 Class	1,000.00	1,000.00	1,003.20	1,025.12	0.36	0.36	0.07	3.37	3.41	0.66
Class R	1,000.00	1,000.00	1,000.00	1,022.12	3.36	3.40	0.66	6.37	6.44	1.25
Class V	1,000.00	1,000.00	1,001.30	1,023.39	2.09	2.11	0.41	5.10	5.16	1.00
Columbia Capital Allocation Aggressive Portfolio
Class A	1,000.00	1,000.00	1,008.80	1,023.39	2.10	2.11	0.41	5.27	5.31	1.03
Advisor Class	1,000.00	1,000.00	1,009.80	1,024.66	0.82	0.83	0.16	3.99	4.02	0.78
Class C	1,000.00	1,000.00	1,004.20	1,019.57	5.92	5.97	1.16	9.09	9.16	1.78
Institutional Class	1,000.00	1,000.00	1,010.40	1,024.66	0.82	0.83	0.16	4.00	4.02	0.78
Institutional 2 Class	1,000.00	1,000.00	1,010.10	1,024.82	0.67	0.67	0.13	3.84	3.87	0.75
Institutional 3 Class	1,000.00	1,000.00	1,010.60	1,025.07	0.41	0.41	0.08	3.59	3.61	0.70
Class R	1,000.00	1,000.00	1,007.30	1,022.12	3.38	3.40	0.66	6.55	6.59	1.28
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
16	Columbia Capital Allocation Portfolios | Annual Report 2023

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, January 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 20.0%
	Shares	Value ($)
International 4.6%
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	885,397	8,623,769
U.S. Large Cap 14.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	328,001	8,842,910
Columbia Disciplined Core Fund, Institutional 3 Class(a)	751,100	8,893,027
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	556,806	8,864,346
Total		26,600,283
U.S. Small Cap 1.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	50,950	1,240,136
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	59,272	1,238,187
Total		2,478,323
Total Equity Funds (Cost $40,608,489)		37,702,375

Fixed Income Funds 72.1%

Emerging Markets 1.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	282,193	2,615,925
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 5.6%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,011,289	10,638,764
Investment Grade 65.1%
Columbia Bond Fund, Institutional 3 Class(a)	1,256,227	37,737,062
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,895,116	35,406,607
Columbia Quality Income Fund, Institutional 3 Class(a)	1,276,013	23,402,078
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,568,064	26,271,294
Total		122,817,041
Total Fixed Income Funds (Cost $157,983,923)		136,071,730

Money Market Funds 7.7%

Columbia Short-Term Cash Fund, 4.559%(a),(c)	14,436,378	14,430,603
Total Money Market Funds (Cost $14,432,669)		14,430,603
Total Investments in Securities (Cost: $213,025,081)		188,204,708
Other Assets & Liabilities, Net		469,351
Net Assets		188,674,059
At January 31, 2023, securities and/or cash totaling $651,827 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	7	03/2023	USD	741,650	47,494	—
MSCI Emerging Markets Index	19	03/2023	USD	992,370	70,840	—
Russell 2000 Index E-mini	11	03/2023	USD	1,066,670	70,229	—
U.S. Treasury Ultra Bond	13	03/2023	USD	1,842,750	—	(30,072)
Total					188,563	(30,072)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(5)	03/2023	GBP	(387,475)	—	(18,382)
S&P 500 Index E-mini	(2)	03/2023	USD	(409,000)	—	(985)
Total					—	(19,367)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2023
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	USD	3,832,000	(101,359)	—	—	—	(101,359)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	4,281,000	(336,236)	—	—	—	(336,236)
Total							(437,595)	—	—	—	(437,595)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	50,464,894	1,985,686	(9,918,412)	(4,795,106)	37,737,062	—	(1,372,667)	1,210,745	1,256,227
Columbia Contrarian Core Fund, Institutional 3 Class
	12,170,826	1,230,473	(2,494,267)	(2,064,122)	8,842,910	748,409	158,175	53,006	328,001
Columbia Corporate Income Fund, Institutional 3 Class
	38,695,353	9,282,830	(9,079,892)	(3,491,684)	35,406,607	—	(956,011)	1,118,975	3,895,116
Columbia Disciplined Core Fund, Institutional 3 Class
	12,118,530	1,029,103	(2,359,872)	(1,894,734)	8,893,027	523,123	338,267	87,886	751,100
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	3,754,056	310,167	(1,150,422)	(297,876)	2,615,925	—	(230,181)	133,735	282,193
Columbia High Yield Bond Fund, Institutional 3 Class
	14,894,095	906,673	(4,230,246)	(931,758)	10,638,764	—	(460,207)	629,526	1,011,289
Columbia Overseas Core Fund, Institutional 3 Class
	12,342,898	823,696	(3,452,635)	(1,090,190)	8,623,769	145,113	(16,816)	—	885,397
Columbia Quality Income Fund, Institutional 3 Class
	32,258,977	1,836,914	(7,058,298)	(3,635,515)	23,402,078	—	(1,065,248)	816,561	1,276,013
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	12,129,509	1,153,241	(2,225,881)	(2,192,523)	8,864,346	470,069	499,170	99,876	556,806
Columbia Select Small Cap Value Fund, Institutional 3 Class
	1,827,412	165,031	(507,723)	(244,584)	1,240,136	32,283	146,251	10,939	50,950
Columbia Short-Term Cash Fund, 4.559%
	22,249,505	6,815,434	(14,634,996)	660	14,430,603	—	(4,327)	402,963	14,436,378
Columbia Small Cap Growth Fund, Institutional 3 Class
	1,467,569	—	—	(229,382)	1,238,187	—	—	—	59,272
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	35,225,179	1,044,883	(7,070,240)	(2,928,528)	26,271,294	—	(470,976)	481,268	2,568,064
Total	249,598,803			(23,795,342)	188,204,708	1,918,997	(3,434,570)	5,045,480

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Capital Allocation Portfolios | Annual Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2023
Currency Legend
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	37,702,375	—	—	37,702,375
Fixed Income Funds	136,071,730	—	—	136,071,730
Money Market Funds	14,430,603	—	—	14,430,603
Total Investments in Securities	188,204,708	—	—	188,204,708
Investments in Derivatives
Asset
Futures Contracts	188,563	—	—	188,563
Liability
Futures Contracts	(49,439)	—	—	(49,439)
Swap Contracts	—	(437,595)	—	(437,595)
Total	188,343,832	(437,595)	—	187,906,237
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	19

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 35.2%
	Shares	Value ($)
International 8.5%
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	3,393,079	33,048,588
U.S. Large Cap 24.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,191,083	32,111,602
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,717,660	32,177,099
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	2,003,353	31,893,372
Total		96,182,073
U.S. Small Cap 2.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	170,864	4,158,838
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	188,231	3,932,149
Total		8,090,987
Total Equity Funds (Cost $146,598,541)		137,321,648

Fixed Income Funds 62.5%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	628,004	5,821,593
High Yield 6.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,473,393	26,020,091
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 54.3%
Columbia Bond Fund, Institutional 3 Class(a)	1,738,445	52,222,894
Columbia Corporate Income Fund, Institutional 3 Class(a)	7,331,286	66,641,387
Columbia Quality Income Fund, Institutional 3 Class(a)	2,637,602	48,373,616
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,337,847	44,376,181
Total		211,614,078
Total Fixed Income Funds (Cost $283,399,792)		243,455,762

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 4.559%(a),(c)	7,482,259	7,479,266
Total Money Market Funds (Cost $7,478,912)		7,479,266
Total Investments in Securities (Cost: $437,477,245)		388,256,676
Other Assets & Liabilities, Net		1,395,813
Net Assets		389,652,489
At January 31, 2023, securities and/or cash totaling $1,525,905 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	11	03/2023	USD	1,165,450	74,634	—
MSCI Emerging Markets Index	77	03/2023	USD	4,021,710	287,088	—
Russell 2000 Index E-mini	26	03/2023	USD	2,521,220	165,996	—
U.S. Treasury Ultra Bond	27	03/2023	USD	3,827,250	—	(62,457)
Total					527,718	(62,457)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(11)	03/2023	GBP	(852,445)	—	(40,441)
S&P 500 Index E-mini	(15)	03/2023	USD	(3,067,500)	—	(7,386)
Total					—	(47,827)

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Capital Allocation Portfolios | Annual Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2023
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	USD	8,460,000	(223,772)	—	—	—	(223,772)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	10,031,000	(787,850)	—	—	—	(787,850)
Total							(1,011,622)	—	—	—	(1,011,622)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	66,690,504	2,123,720	(9,716,750)	(6,874,580)	52,222,894	—	(1,372,109)	1,644,286	1,738,445
Columbia Contrarian Core Fund, Institutional 3 Class
	41,450,060	3,420,686	(5,055,403)	(7,703,741)	32,111,602	2,698,311	981,004	191,109	1,191,083
Columbia Corporate Income Fund, Institutional 3 Class
	70,918,440	14,163,696	(11,361,171)	(7,079,578)	66,641,387	—	(1,078,770)	2,111,201	7,331,286
Columbia Disciplined Core Fund, Institutional 3 Class
	41,213,855	2,755,873	(5,271,321)	(6,521,308)	32,177,099	1,896,395	1,042,567	318,601	2,717,660
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	8,325,021	376,335	(2,100,140)	(779,623)	5,821,593	—	(428,322)	295,837	628,004
Columbia High Yield Bond Fund, Institutional 3 Class
	33,562,603	1,518,976	(6,625,653)	(2,435,835)	26,020,091	—	(734,477)	1,476,894	2,473,393
Columbia Overseas Core Fund, Institutional 3 Class
	44,746,601	1,488,898	(10,372,673)	(2,814,238)	33,048,588	538,244	(1,090,003)	—	3,393,079
Columbia Quality Income Fund, Institutional 3 Class
	62,532,334	4,065,425	(10,716,757)	(7,507,386)	48,373,616	—	(1,701,009)	1,642,120	2,637,602
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	41,190,761	2,964,176	(5,118,256)	(7,143,309)	31,893,372	1,643,879	1,191,454	353,955	2,003,353
Columbia Select Small Cap Value Fund, Institutional 3 Class
	5,498,174	256,894	(1,027,010)	(569,220)	4,158,838	113,128	258,906	38,332	170,864
Columbia Short-Term Cash Fund, 4.559%
	20,253,674	16,258,163	(29,035,004)	2,433	7,479,266	—	(5,237)	325,152	7,482,259
Columbia Small Cap Growth Fund, Institutional 3 Class
	4,660,604	—	—	(728,455)	3,932,149	—	—	—	188,231
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	57,453,338	1,291,538	(9,318,273)	(5,050,422)	44,376,181	—	(566,407)	803,410	4,337,847
Total	498,495,969			(55,205,262)	388,256,676	6,889,957	(3,502,403)	9,200,897

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2023
Currency Legend
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	137,321,648	—	—	137,321,648
Fixed Income Funds	243,455,762	—	—	243,455,762
Money Market Funds	7,479,266	—	—	7,479,266
Total Investments in Securities	388,256,676	—	—	388,256,676
Investments in Derivatives
Asset
Futures Contracts	527,718	—	—	527,718
Liability
Futures Contracts	(110,284)	—	—	(110,284)
Swap Contracts	—	(1,011,622)	—	(1,011,622)
Total	388,674,110	(1,011,622)	—	387,662,488
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Capital Allocation Portfolios | Annual Report 2023

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, January 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 49.8%
	Shares	Value ($)
International 12.4%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	1,611,131	20,380,808
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	12,828,483	124,949,425
Total		145,330,233
U.S. Large Cap 34.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	3,912,095	105,470,086
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,126,083	102,285,878
Columbia Large Cap Value Fund, Institutional 3 Class(a)	6,019,418	94,926,217
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	6,424,766	102,282,274
Total		404,964,455
U.S. Small Cap 2.7%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	693,969	16,891,197
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	726,224	15,170,819
Total		32,062,016
Total Equity Funds (Cost $613,865,068)		582,356,704

Fixed Income Funds 47.3%

Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,239,864	20,763,541
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.2%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	11,374,434	119,659,048
Investment Grade 35.3%
Columbia Bond Fund, Institutional 3 Class(a)	4,171,148	125,301,271
Columbia Corporate Income Fund, Institutional 3 Class(a)	13,805,376	125,490,869
Columbia Quality Income Fund, Institutional 3 Class(a)	5,879,627	107,832,359
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,251,743	53,725,327
Total		412,349,826
Total Fixed Income Funds (Cost $652,900,308)		552,772,415

Money Market Funds 2.4%

Columbia Short-Term Cash Fund, 4.559%(a),(c)	27,937,514	27,926,339
Total Money Market Funds (Cost $27,925,366)		27,926,339
Total Investments in Securities (Cost: $1,294,690,742)		1,163,055,458
Other Assets & Liabilities, Net		5,489,524
Net Assets		1,168,544,982
At January 31, 2023, securities and/or cash totaling $6,115,092 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	293	03/2023	USD	15,303,390	1,092,421	—
Russell 2000 Index E-mini	104	03/2023	USD	10,084,880	663,985	—
U.S. Treasury Ultra Bond	66	03/2023	USD	9,355,500	509,289	—
U.S. Treasury Ultra Bond	163	03/2023	USD	23,105,250	—	(377,056)
Total					2,265,695	(377,056)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2023
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(32)	03/2023	GBP	(2,479,840)	—	(117,646)
MSCI EAFE Index	(9)	03/2023	USD	(953,550)	—	(40,583)
S&P 500 Index E-mini	(17)	03/2023	USD	(3,476,500)	—	(8,370)
Total					—	(166,599)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	USD	27,894,000	(737,810)	—	—	—	(737,810)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	36,967,000	(2,903,446)	—	—	—	(2,903,446)
Total							(3,641,256)	—	—	—	(3,641,256)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	0.717	USD	34,388,000	32,890	—	—	32,890	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	157,217,274	4,548,127	(19,792,764)	(16,671,366)	125,301,271	—	(2,680,758)	3,861,849	4,171,148
Columbia Commodity Strategy Fund, Institutional 3 Class
	8,668,609	—	(9,755,588)	1,086,979	—	—	(486,556)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	135,676,424	9,536,165	(12,648,720)	(27,093,783)	105,470,086	8,808,518	5,079,397	623,868	3,912,095
Columbia Corporate Income Fund, Institutional 3 Class
	159,319,055	4,752,238	(22,456,244)	(16,124,180)	125,490,869	—	(2,218,528)	4,565,669	13,805,376
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	27,325,225	1,056,259	(4,859,646)	(2,758,297)	20,763,541	—	(1,098,724)	1,001,678	2,239,864
Columbia Emerging Markets Fund, Institutional 3 Class
	29,738,791	294,081	(1,912,024)	(7,740,040)	20,380,808	—	622,579	—	1,611,131
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Capital Allocation Portfolios | Annual Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2023
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia High Yield Bond Fund, Institutional 3 Class
	152,528,124	6,713,029	(28,294,450)	(11,287,655)	119,659,048	—	(3,131,995)	6,692,849	11,374,434
Columbia Large Cap Growth Fund, Institutional 3 Class
	122,223,521	17,050,657	(14,135,570)	(22,852,730)	102,285,878	—	(172,195)	—	2,126,083
Columbia Large Cap Value Fund, Institutional 3 Class
	148,561,330	8,694,624	(47,157,956)	(15,171,781)	94,926,217	6,737,071	4,938,693	1,957,472	6,019,418
Columbia Overseas Core Fund, Institutional 3 Class
	167,045,756	2,128,923	(31,246,549)	(12,978,705)	124,949,425	2,023,335	(1,381,192)	—	12,828,483
Columbia Quality Income Fund, Institutional 3 Class
	137,338,040	9,218,883	(21,562,652)	(17,161,912)	107,832,359	—	(2,876,834)	3,605,865	5,879,627
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	134,891,209	6,692,988	(15,863,184)	(23,438,739)	102,282,274	5,361,946	3,885,566	1,156,855	6,424,766
Columbia Select Small Cap Value Fund, Institutional 3 Class
	22,686,536	612,883	(3,965,626)	(2,442,596)	16,891,197	452,348	1,075,508	153,272	693,969
Columbia Short-Term Cash Fund, 4.559%
	31,256,942	77,162,784	(80,497,006)	3,619	27,926,339	—	(8,926)	525,000	27,937,514
Columbia Small Cap Growth Fund, Institutional 3 Class
	17,981,306	—	—	(2,810,487)	15,170,819	—	—	—	726,224
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	68,846,996	1,398,777	(10,112,091)	(6,408,355)	53,725,327	—	(298,176)	965,650	5,251,743
Total	1,521,305,138			(183,850,028)	1,163,055,458	23,383,218	1,247,859	25,110,027

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Currency Legend
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2023
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	582,356,704	—	—	582,356,704
Fixed Income Funds	552,772,415	—	—	552,772,415
Money Market Funds	27,926,339	—	—	27,926,339
Total Investments in Securities	1,163,055,458	—	—	1,163,055,458
Investments in Derivatives
Asset
Futures Contracts	2,265,695	—	—	2,265,695
Swap Contracts	—	32,890	—	32,890
Liability
Futures Contracts	(543,655)	—	—	(543,655)
Swap Contracts	—	(3,641,256)	—	(3,641,256)
Total	1,164,777,498	(3,608,366)	—	1,161,169,132
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Capital Allocation Portfolios | Annual Report 2023

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 64.9%
	Shares	Value ($)
International 15.3%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	4,631,374	58,586,889
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	21,151,375	206,014,389
Total		264,601,278
U.S. Large Cap 46.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	7,682,732	207,126,463
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	4,229,359	203,474,470
Columbia Large Cap Value Fund, Institutional 3 Class(a)	11,678,070	184,163,153
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	12,605,313	200,676,584
Total		795,440,670
U.S. Small Cap 3.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,462,015	35,585,435
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,253,961	26,195,247
Total		61,780,682
Total Equity Funds (Cost $1,179,249,907)		1,121,822,630

Fixed Income Funds 32.4%
	Shares	Value ($)
High Yield 8.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	14,596,926	153,559,664
Investment Grade 23.5%
Columbia Bond Fund, Institutional 3 Class(a)	2,955,975	88,797,490
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,941,008	144,903,760
Columbia Quality Income Fund, Institutional 3 Class(a)	6,535,410	119,859,422
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,235,523	53,559,404
Total		407,120,076
Total Fixed Income Funds (Cost $652,395,875)		560,679,740

Money Market Funds 2.3%

Columbia Short-Term Cash Fund, 4.559%(a),(c)	39,898,866	39,882,906
Total Money Market Funds (Cost $39,883,012)		39,882,906
Total Investments in Securities (Cost: $1,871,528,794)		1,722,385,276
Other Assets & Liabilities, Net		7,719,348
Net Assets		1,730,104,624
At January 31, 2023, securities and/or cash totaling $8,157,608 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	724	03/2023	USD	37,814,520	2,699,362	—
Russell 2000 Index E-mini	244	03/2023	USD	23,660,680	1,557,811	—
U.S. Treasury Ultra Bond	97	03/2023	USD	13,749,750	748,500	—
U.S. Treasury Ultra Bond	240	03/2023	USD	34,020,000	—	(555,174)
Total					5,005,673	(555,174)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2023
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(86)	03/2023	GBP	(6,664,570)	—	(316,173)
MSCI EAFE Index	(42)	03/2023	USD	(4,449,900)	—	(189,386)
S&P 500 Index E-mini	(59)	03/2023	USD	(12,065,500)	—	(29,050)
Total					—	(534,609)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	44,497,000	(3,494,864)	—	—	—	(3,494,864)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	108,318,739	2,775,235	(10,245,492)	(12,050,992)	88,797,490	—	(1,368,592)	2,727,274	2,955,975
Columbia Commodity Strategy Fund, Institutional 3 Class
	17,866,978	—	(20,107,365)	2,240,387	—	—	(1,002,847)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	255,056,617	18,493,260	(16,560,425)	(49,862,989)	207,126,463	17,270,013	6,933,061	1,223,158	7,682,732
Columbia Corporate Income Fund, Institutional 3 Class
	169,674,190	5,145,850	(12,063,583)	(17,852,697)	144,903,760	—	(1,638,797)	5,052,456	15,941,008
Columbia Emerging Markets Fund, Institutional 3 Class
	76,518,773	453,907	(354,795)	(18,030,996)	58,586,889	—	141,031	—	4,631,374
Columbia High Yield Bond Fund, Institutional 3 Class
	184,676,314	8,371,471	(24,627,729)	(14,860,392)	153,559,664	—	(2,685,321)	8,350,156	14,596,926
Columbia Large Cap Growth Fund, Institutional 3 Class
	223,071,326	36,466,271	(13,044,356)	(43,018,771)	203,474,470	—	(895,223)	—	4,229,359
Columbia Large Cap Value Fund, Institutional 3 Class
	279,874,489	17,190,729	(84,698,368)	(28,203,697)	184,163,153	13,410,322	8,272,805	3,780,277	11,678,070
Columbia Overseas Core Fund, Institutional 3 Class
	257,719,925	3,190,120	(34,839,297)	(20,056,359)	206,014,389	3,173,189	(1,022,551)	—	21,151,375
Columbia Quality Income Fund, Institutional 3 Class
	142,393,724	12,249,866	(15,803,676)	(18,980,492)	119,859,422	—	(1,888,843)	3,880,428	6,535,410
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	252,813,405	12,546,552	(23,789,357)	(40,894,016)	200,676,584	10,239,231	3,371,045	2,255,594	12,605,313
Columbia Select Small Cap Value Fund, Institutional 3 Class
	40,949,464	1,276,811	(3,367,388)	(3,273,452)	35,585,435	951,635	1,026,429	322,449	1,462,015
Columbia Short-Term Cash Fund, 4.559%
	37,207,111	126,643,849	(123,970,865)	2,811	39,882,906	—	(9,097)	675,840	39,898,866
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Capital Allocation Portfolios | Annual Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2023
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Small Cap Growth Fund, Institutional 3 Class
	31,048,077	—	—	(4,852,830)	26,195,247	—	—	—	1,253,961
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	65,188,840	1,061,600	(7,180,867)	(5,510,169)	53,559,404	—	(877,100)	939,731	5,235,523
Total	2,142,377,972			(275,204,654)	1,722,385,276	45,044,390	8,356,000	29,207,363

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Currency Legend
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2023
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	1,121,822,630	—	—	1,121,822,630
Fixed Income Funds	560,679,740	—	—	560,679,740
Money Market Funds	39,882,906	—	—	39,882,906
Total Investments in Securities	1,722,385,276	—	—	1,722,385,276
Investments in Derivatives
Asset
Futures Contracts	5,005,673	—	—	5,005,673
Liability
Futures Contracts	(1,089,783)	—	—	(1,089,783)
Swap Contracts	—	(3,494,864)	—	(3,494,864)
Total	1,726,301,166	(3,494,864)	—	1,722,806,302
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Capital Allocation Portfolios | Annual Report 2023

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, January 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 76.0%
	Shares	Value ($)
International 18.7%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	4,823,498	61,017,244
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	17,352,085	169,009,313
Total		230,026,557
U.S. Large Cap 53.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	6,301,071	169,876,891
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,547,707	170,680,169
Columbia Large Cap Value Fund, Institutional 3 Class(a)	9,587,108	151,188,695
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	10,244,631	163,094,521
Total		654,840,276
U.S. Small Cap 4.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,258,930	30,642,339
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,022,770	21,365,666
Total		52,008,005
Total Equity Funds (Cost $949,373,874)		936,874,838

Fixed Income Funds 20.3%
	Shares	Value ($)
High Yield 7.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,536,649	89,805,542
Investment Grade 13.0%
Columbia Bond Fund, Institutional 3 Class(a)	5,035,965	151,280,402
Columbia Quality Income Fund, Institutional 3 Class(a)	484,047	8,877,423
Total		160,157,825
Total Fixed Income Funds (Cost $287,799,904)		249,963,367

Money Market Funds 3.0%

Columbia Short-Term Cash Fund, 4.559%(a),(c)	37,260,151	37,245,247
Total Money Market Funds (Cost $37,246,169)		37,245,247
Total Investments in Securities (Cost: $1,274,419,947)		1,224,083,452
Other Assets & Liabilities, Net		8,397,538
Net Assets		1,232,480,990
At January 31, 2023, securities and/or cash totaling $7,820,849 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	673	03/2023	USD	35,150,790	2,509,213	—
Russell 2000 Index E-mini	228	03/2023	USD	22,109,160	1,455,660	—
S&P 500 Index E-mini	133	03/2023	USD	27,198,500	808,310	—
U.S. Treasury Ultra Bond	170	03/2023	USD	24,097,500	—	(393,248)
Total					4,773,183	(393,248)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(52)	03/2023	GBP	(4,029,740)	—	(191,175)
MSCI EAFE Index	(30)	03/2023	USD	(3,178,500)	—	(135,276)
Total					—	(326,451)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2023
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	29,741,000	(2,335,904)	—	—	—	(2,335,904)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	180,302,915	4,684,367	(13,017,297)	(20,689,583)	151,280,402	—	(1,820,962)	4,614,961	5,035,965
Columbia Commodity Strategy Fund, Institutional 3 Class
	16,549,368	—	(18,624,536)	2,075,168	—	—	(928,892)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	206,957,783	15,217,873	(14,027,972)	(38,270,793)	169,876,891	14,203,759	2,964,594	1,005,989	6,301,071
Columbia Emerging Markets Fund, Institutional 3 Class
	81,874,238	2,071,653	(2,676,998)	(20,251,649)	61,017,244	—	897,556	—	4,823,498
Columbia High Yield Bond Fund, Institutional 3 Class
	104,287,561	4,852,860	(9,913,138)	(9,421,741)	89,805,542	—	(634,074)	4,848,204	8,536,649
Columbia Large Cap Growth Fund, Institutional 3 Class
	183,857,511	32,820,498	(9,706,259)	(36,291,581)	170,680,169	—	84,426	—	3,547,707
Columbia Large Cap Value Fund, Institutional 3 Class
	220,426,356	14,260,477	(54,026,086)	(29,472,052)	151,188,695	11,156,706	13,444,486	3,088,057	9,587,108
Columbia Overseas Core Fund, Institutional 3 Class
	211,088,543	2,709,172	(28,664,891)	(16,123,511)	169,009,313	2,613,816	(1,576,934)	—	17,352,085
Columbia Quality Income Fund, Institutional 3 Class
	—	8,377,977	—	499,446	8,877,423	—	—	101,977	484,047
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	205,909,972	10,298,328	(15,908,860)	(37,204,919)	163,094,521	8,410,995	6,259,130	1,837,315	10,244,631
Columbia Select Small Cap Value Fund, Institutional 3 Class
	33,604,630	1,089,453	(1,465,118)	(2,586,626)	30,642,339	809,142	730,678	274,167	1,258,930
Columbia Short-Term Cash Fund, 4.559%
	31,446,018	149,844,403	(144,045,527)	353	37,245,247	—	(5,734)	591,599	37,260,151
Columbia Small Cap Growth Fund, Institutional 3 Class
	25,323,787	—	—	(3,958,121)	21,365,666	—	—	—	1,022,770
Total	1,501,628,682			(211,695,609)	1,224,083,452	37,194,418	19,414,274	16,362,269

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Currency Legend
GBP	British Pound
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Capital Allocation Portfolios | Annual Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2023
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	936,874,838	—	—	936,874,838
Fixed Income Funds	249,963,367	—	—	249,963,367
Money Market Funds	37,245,247	—	—	37,245,247
Total Investments in Securities	1,224,083,452	—	—	1,224,083,452
Investments in Derivatives
Asset
Futures Contracts	4,773,183	—	—	4,773,183
Liability
Futures Contracts	(719,699)	—	—	(719,699)
Swap Contracts	—	(2,335,904)	—	(2,335,904)
Total	1,228,136,936	(2,335,904)	—	1,225,801,032
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	33

Statement of Assets and Liabilities
January 31, 2023
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $213,025,081, $437,477,245, $1,294,690,742, respectively)	$188,204,708	$388,256,676	$1,163,055,458
Cash	373	570	546
Margin deposits on:
Futures contracts	236,483	574,152	2,862,349
Swap contracts	415,344	951,753	3,252,743
Receivable for:
Investments sold	—	365,073	590,046
Capital shares sold	88,255	113,467	456,213
Dividends	463,657	770,680	1,897,776
Foreign tax reclaims	15,886	21,276	13,449
Variation margin for futures contracts	30,028	67,728	244,203
Variation margin for swap contracts	—	—	27,640
Prepaid expenses	6,654	8,085	13,346
Total assets	189,461,388	391,129,460	1,172,413,769
Liabilities
Foreign currency (cost $373, $ —, $—, respectively)	374	—	—
Payable for:
Investments purchased	418,352	743,302	1,796,192
Capital shares purchased	184,935	468,887	1,431,663
Variation margin for futures contracts	9,724	56,821	117,869
Variation margin for swap contracts	33,794	77,487	274,818
Management services fees	334	355	1,160
Distribution and/or service fees	1,396	3,017	8,974
Transfer agent fees	15,860	27,564	77,854
Compensation of board members	87,764	67,784	101,092
Compensation of chief compliance officer	36	74	221
Other expenses	34,760	31,680	58,944
Total liabilities	787,329	1,476,971	3,868,787
Net assets applicable to outstanding capital stock	$188,674,059	$389,652,489	$1,168,544,982
Represented by
Paid in capital	215,370,979	438,221,723	1,286,401,188
Total distributable earnings (loss)	(26,696,920)	(48,569,234)	(117,856,206)
Total - representing net assets applicable to outstanding capital stock	$188,674,059	$389,652,489	$1,168,544,982
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Capital Allocation Portfolios | Annual Report 2023

Statement of Assets and Liabilities  (continued)
January 31, 2023
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$155,990,807	$337,156,962	$1,027,775,797
Shares outstanding	17,685,947	36,541,583	107,873,738
Net asset value per share	$8.82	$9.23	$9.53
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.26	$9.79	$10.11
Advisor Class
Net assets	$4,428,610	$4,342,098	$7,509,170
Shares outstanding	506,354	476,445	802,896
Net asset value per share	$8.75	$9.11	$9.35
Class C
Net assets	$11,804,331	$25,646,441	$70,537,771
Shares outstanding	1,347,340	2,831,449	7,486,834
Net asset value per share	$8.76	$9.06	$9.42
Institutional Class
Net assets	$8,773,458	$12,809,402	$27,345,258
Shares outstanding	995,529	1,415,629	2,875,164
Net asset value per share	$8.81	$9.05	$9.51
Institutional 2 Class
Net assets	$405,513	$884,588	$1,936,110
Shares outstanding	46,376	97,121	207,049
Net asset value per share	$8.74	$9.11	$9.35
Institutional 3 Class
Net assets	$6,468,351	$7,258,948	$29,170,074
Shares outstanding	740,911	812,011	3,117,710
Net asset value per share	$8.73	$8.94	$9.36
Class R
Net assets	$802,989	$1,554,050	$4,270,802
Shares outstanding	91,111	168,038	449,958
Net asset value per share	$8.81	$9.25	$9.49
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	35

Statement of Assets and Liabilities  (continued)
January 31, 2023
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,871,528,794, $1,274,419,947, respectively)	$1,722,385,276	$1,224,083,452
Cash	567	375
Foreign currency (cost $333, $—, respectively)	323	—
Margin deposits on:
Futures contracts	5,366,914	5,955,598
Swap contracts	2,790,694	1,865,251
Receivable for:
Investments sold	663,466	277,732
Capital shares sold	502,417	415,895
Dividends	2,083,996	1,039,663
Foreign tax reclaims	10,558	20,340
Variation margin for futures contracts	574,823	914,610
Prepaid expenses	16,428	12,949
Total assets	1,734,395,462	1,234,585,865
Liabilities
Payable for:
Investments purchased	1,940,510	906,070
Capital shares purchased	1,341,992	623,502
Variation margin for futures contracts	329,719	130,323
Variation margin for swap contracts	220,935	147,669
Management services fees	1,677	1,352
Distribution and/or service fees	12,316	8,889
Transfer agent fees	151,301	100,991
Compensation of board members	218,040	122,192
Compensation of chief compliance officer	324	230
Other expenses	74,024	63,657
Total liabilities	4,290,838	2,104,875
Net assets applicable to outstanding capital stock	$1,730,104,624	$1,232,480,990
Represented by
Paid in capital	1,845,099,562	1,247,162,983
Total distributable earnings (loss)	(114,994,938)	(14,681,993)
Total - representing net assets applicable to outstanding capital stock	$1,730,104,624	$1,232,480,990
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Capital Allocation Portfolios | Annual Report 2023

Statement of Assets and Liabilities  (continued)
January 31, 2023
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,404,979,852	$1,038,484,678
Shares outstanding	134,992,080	93,325,749
Net asset value per share	$10.41	$11.13
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.05	$11.81
Advisor Class
Net assets	$38,200,847	$20,360,384
Shares outstanding	3,622,693	1,885,272
Net asset value per share	$10.54	$10.80
Class C
Net assets	$76,448,918	$62,530,082
Shares outstanding	7,325,196	5,826,337
Net asset value per share	$10.44	$10.73
Institutional Class
Net assets	$84,049,429	$32,830,589
Shares outstanding	8,099,860	2,968,927
Net asset value per share	$10.38	$11.06
Institutional 2 Class
Net assets	$4,573,048	$4,801,226
Shares outstanding	434,246	444,993
Net asset value per share	$10.53	$10.79
Institutional 3 Class
Net assets	$36,468,129	$62,453,609
Shares outstanding	3,587,421	5,794,193
Net asset value per share	$10.17	$10.78
Class R
Net assets	$16,756,269	$11,020,422
Shares outstanding	1,611,388	1,002,419
Net asset value per share	$10.40	$10.99
Class V
Net assets	$68,628,132	$—
Shares outstanding	6,593,084	—
Net asset value per share	$10.41	$—
Maximum sales charge	5.75%	—
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$11.05	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	37

Statement of Operations
Year Ended January 31, 2023
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$—	$50
Dividends — affiliated issuers	5,045,480	9,200,897	25,110,027
Other Income	4,074	10,067	50,941
Foreign taxes withheld	—	(2,632)	—
Total income	5,049,554	9,208,332	25,161,018
Expenses:
Management services fees	160,667	190,588	426,661
Distribution and/or service fees
Class A	418,919	905,113	2,754,149
Class C	144,776	297,224	789,377
Class R	3,976	8,024	21,394
Transfer agent fees
Class A	152,885	293,469	836,074
Advisor Class	5,041	2,986	4,447
Class C	13,186	24,032	59,818
Institutional Class	9,957	11,118	27,757
Institutional 2 Class	478	1,911	1,725
Institutional 3 Class	1,555	1,355	3,849
Class R	727	1,304	3,252
Compensation of board members	2,248	9,741	17,124
Custodian fees	22,379	18,186	25,353
Printing and postage fees	27,225	37,477	81,785
Registration fees	116,077	111,905	136,882
Audit fees	39,840	32,590	44,408
Legal fees	15,532	18,342	29,440
Interest on collateral	1,127	2,492	11,672
Compensation of chief compliance officer	35	72	214
Other	14,047	16,755	27,186
Total expenses	1,150,677	1,984,684	5,302,567
Expense reduction	(124)	(40)	(120)
Total net expenses	1,150,553	1,984,644	5,302,447
Net investment income	3,899,001	7,223,688	19,858,571
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	187	312	1,749
Investments — affiliated issuers	(3,434,570)	(3,502,403)	1,247,859
Capital gain distributions from underlying affiliated funds	1,918,997	6,889,957	23,383,218
Foreign currency translations	2,094	3,631	(217,294)
Futures contracts	(91,340)	(334,347)	(10,405,796)
Swap contracts	113,263	262,937	922,370
Net realized gain (loss)	(1,491,369)	3,320,087	14,932,106
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(23,795,342)	(55,205,262)	(183,850,028)
Foreign currency translations	(301)	(192)	(264)
Futures contracts	95,127	312,167	2,400,298
Swap contracts	(437,595)	(1,011,622)	(3,608,366)
Net change in unrealized appreciation (depreciation)	(24,138,111)	(55,904,909)	(185,058,360)
Net realized and unrealized loss	(25,629,480)	(52,584,822)	(170,126,254)
Net decrease in net assets resulting from operations	$(21,730,479)	$(45,361,134)	$(150,267,683)
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Capital Allocation Portfolios | Annual Report 2023

Statement of Operations  (continued)
Year Ended January 31, 2023
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$29,207,363	$16,362,269
Other Income	116,372	101,743
Foreign taxes withheld	—	(719)
Total income	29,323,735	16,463,293
Expenses:
Management services fees	576,226	446,537
Distribution and/or service fees
Class A	3,666,749	2,691,504
Class C	841,249	665,411
Class R	84,147	55,057
Class V	178,151	—
Transfer agent fees
Class A	1,407,069	940,846
Advisor Class	24,372	12,738
Class C	80,619	58,140
Institutional Class	86,635	32,621
Institutional 2 Class	3,353	3,414
Institutional 3 Class	3,742	5,616
Class R	16,161	9,626
Class V	68,374	—
Compensation of board members	3,279	13,577
Custodian fees	26,232	25,363
Printing and postage fees	116,240	83,450
Registration fees	142,984	134,246
Audit fees	44,408	49,158
Legal fees	36,770	29,758
Interest on collateral	12,402	11,175
Compensation of chief compliance officer	315	224
Other	34,806	27,423
Total expenses	7,454,283	5,295,884
Expense reduction	(6,080)	(460)
Total net expenses	7,448,203	5,295,424
Net investment income	21,875,532	11,167,869
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,925	609
Investments — affiliated issuers	8,356,000	19,414,274
Capital gain distributions from underlying affiliated funds	45,044,390	37,194,418
Foreign currency translations	(458,185)	(445,134)
Futures contracts	(17,587,678)	(15,629,085)
Swap contracts	988,861	660,937
Net realized gain	36,345,313	41,196,019
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(275,204,654)	(211,695,609)
Foreign currency translations	(217)	512
Futures contracts	5,253,413	5,446,953
Swap contracts	(3,494,864)	(2,335,904)
Net change in unrealized appreciation (depreciation)	(273,446,322)	(208,584,048)
Net realized and unrealized loss	(237,101,009)	(167,388,029)
Net decrease in net assets resulting from operations	$(215,225,477)	$(156,220,160)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	39

Statement of Changes in Net Assets
	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2023	Year Ended January 31, 2022
Operations
Net investment income	$3,899,001	$3,113,620	$7,223,688	$7,292,312
Net realized gain (loss)	(1,491,369)	11,069,779	3,320,087	34,856,684
Net change in unrealized appreciation (depreciation)	(24,138,111)	(10,500,616)	(55,904,909)	(18,750,462)
Net increase (decrease) in net assets resulting from operations	(21,730,479)	3,682,783	(45,361,134)	23,398,534
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,990,839)	(13,253,511)	(21,088,741)	(40,059,802)
Advisor Class	(231,730)	(484,253)	(219,789)	(475,986)
Class C	(496,731)	(1,103,355)	(1,526,085)	(3,458,805)
Institutional Class	(501,726)	(789,960)	(836,815)	(1,579,048)
Institutional 2 Class	(24,828)	(99,065)	(171,494)	(512,138)
Institutional 3 Class	(357,750)	(218,399)	(451,279)	(728,213)
Class R	(31,496)	(20,140)	(90,226)	(149,003)
Total distributions to shareholders	(8,635,100)	(15,968,683)	(24,384,429)	(46,962,995)
Increase (decrease) in net assets from capital stock activity	(30,774,069)	16,285,368	(39,950,692)	(10,077)
Total increase (decrease) in net assets	(61,139,648)	3,999,468	(109,696,255)	(23,574,538)
Net assets at beginning of year	249,813,707	245,814,239	499,348,744	522,923,282
Net assets at end of year	$188,674,059	$249,813,707	$389,652,489	$499,348,744
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Capital Allocation Portfolios | Annual Report 2023

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2023	Year Ended January 31, 2022
Operations
Net investment income	$19,858,571	$24,014,161	$21,875,532	$29,609,803
Net realized gain	14,932,106	116,782,742	36,345,313	197,333,364
Net change in unrealized appreciation (depreciation)	(185,058,360)	(44,475,070)	(273,446,322)	(40,478,197)
Net increase (decrease) in net assets resulting from operations	(150,267,683)	96,321,833	(215,225,477)	186,464,970
Distributions to shareholders
Net investment income and net realized gains
Class A	(59,862,356)	(167,510,992)	(83,133,371)	(256,064,075)
Advisor Class	(178,425)	(525,817)	(917,373)	(1,429,526)
Class C	(3,702,063)	(12,476,433)	(4,149,808)	(15,241,182)
Institutional Class	(1,922,032)	(7,457,757)	(5,372,345)	(16,591,628)
Institutional 2 Class	(153,811)	(767,410)	(342,485)	(1,602,549)
Institutional 3 Class	(1,916,846)	(1,463,115)	(3,716,048)	(2,686,376)
Class R	(221,095)	(355,674)	(913,512)	(778,759)
Class V	—	—	(4,038,911)	(12,730,273)
Total distributions to shareholders	(67,956,628)	(190,557,198)	(102,583,853)	(307,124,368)
Increase (decrease) in net assets from capital stock activity	(138,621,307)	123,959,582	(100,003,625)	231,122,535
Total increase (decrease) in net assets	(356,845,618)	29,724,217	(417,812,955)	110,463,137
Net assets at beginning of year	1,525,390,600	1,495,666,383	2,147,917,579	2,037,454,442
Net assets at end of year	$1,168,544,982	$1,525,390,600	$1,730,104,624	$2,147,917,579
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	41

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Year Ended January 31, 2023	Year Ended January 31, 2022
Operations
Net investment income	$11,167,869	$18,311,407
Net realized gain	41,196,019	153,127,493
Net change in unrealized appreciation (depreciation)	(208,584,048)	(4,090,312)
Net increase (decrease) in net assets resulting from operations	(156,220,160)	167,348,588
Distributions to shareholders
Net investment income and net realized gains
Class A	(72,449,774)	(162,520,817)
Advisor Class	(846,290)	(1,143,944)
Class C	(4,123,346)	(10,637,062)
Institutional Class	(2,653,787)	(5,638,317)
Institutional 2 Class	(408,554)	(1,157,036)
Institutional 3 Class	(5,436,841)	(1,794,287)
Class R	(732,179)	(390,264)
Total distributions to shareholders	(86,650,771)	(183,281,727)
Increase (decrease) in net assets from capital stock activity	(34,300,504)	150,076,939
Total increase (decrease) in net assets	(277,171,435)	134,143,800
Net assets at beginning of year	1,509,652,425	1,375,508,625
Net assets at end of year	$1,232,480,990	$1,509,652,425
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Capital Allocation Portfolios | Annual Report 2023

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2023		January 31, 2022		January 31, 2023		January 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,636,083	14,533,963	2,232,366	23,567,592	2,482,586	23,342,311	3,007,685	34,528,637
Fund reorganization	—	—	297,235	2,995,708	—	—	—	—
Distributions reinvested	769,216	6,706,332	1,215,792	12,711,819	2,166,864	19,595,907	3,328,875	37,332,056
Redemptions	(4,448,934)	(40,075,499)	(3,165,755)	(33,517,966)	(7,617,682)	(71,583,437)	(6,118,437)	(69,994,165)
Net increase (decrease)	(2,043,635)	(18,835,204)	579,638	5,757,153	(2,968,232)	(28,645,219)	218,123	1,866,528
Advisor Class
Subscriptions	192,641	1,733,750	179,447	1,893,018	162,453	1,479,571	60,681	688,219
Fund reorganization	—	—	179,665	1,796,375	—	—	—	—
Distributions reinvested	12,665	109,901	28,132	292,038	24,461	219,074	42,077	466,430
Redemptions	(552,532)	(5,125,046)	(230,833)	(2,436,467)	(169,370)	(1,575,959)	(140,467)	(1,604,449)
Net increase (decrease)	(347,226)	(3,281,395)	156,411	1,544,964	17,544	122,686	(37,709)	(449,800)
Class C
Subscriptions	192,371	1,711,008	562,963	5,933,815	497,966	4,683,131	660,196	7,460,882
Distributions reinvested	57,317	495,268	105,798	1,099,109	170,011	1,506,355	309,014	3,408,484
Redemptions	(736,658)	(6,523,413)	(658,014)	(6,955,767)	(1,413,889)	(13,194,030)	(1,451,058)	(16,392,649)
Net increase (decrease)	(486,970)	(4,317,137)	10,747	77,157	(745,912)	(7,004,544)	(481,848)	(5,523,283)
Institutional Class
Subscriptions	477,458	4,430,589	542,184	5,749,562	922,714	8,514,774	726,944	8,162,976
Distributions reinvested	47,729	416,364	61,812	645,546	85,626	760,075	126,060	1,388,670
Redemptions	(696,490)	(6,120,928)	(433,795)	(4,603,417)	(1,187,076)	(11,084,374)	(761,101)	(8,570,456)
Net increase (decrease)	(171,303)	(1,273,975)	170,201	1,791,691	(178,736)	(1,809,525)	91,903	981,190
Institutional 2 Class
Subscriptions	13,998	123,601	56,049	593,679	47,981	454,799	227,641	2,622,194
Distributions reinvested	2,839	24,732	9,531	98,891	18,953	170,087	45,980	509,670
Redemptions	(110,858)	(1,013,107)	(66,286)	(698,931)	(444,985)	(4,189,173)	(129,001)	(1,448,107)
Net increase (decrease)	(94,021)	(864,774)	(706)	(6,361)	(378,051)	(3,564,287)	144,620	1,683,757
Institutional 3 Class
Subscriptions	141,711	1,270,085	104,718	1,093,157	160,220	1,470,697	168,633	1,881,462
Fund reorganization	—	—	685,929	6,845,564	—	—	—	—
Distributions reinvested	40,579	350,814	21,068	218,225	50,658	444,160	66,073	719,823
Redemptions	(435,921)	(3,880,870)	(152,305)	(1,598,426)	(120,045)	(1,094,767)	(116,644)	(1,298,540)
Net increase (decrease)	(253,631)	(2,259,971)	659,410	6,558,520	90,833	820,090	118,062	1,302,745
Class R
Subscriptions	9,356	84,041	2,760	29,363	17,552	172,920	12,796	147,024
Fund reorganization	—	—	54,299	546,865	—	—	—	—
Distributions reinvested	3,593	31,245	1,887	19,707	9,964	90,226	13,255	148,989
Redemptions	(6,630)	(56,899)	(3,216)	(33,691)	(14,501)	(133,039)	(14,646)	(167,227)
Net increase	6,319	58,387	55,730	562,244	13,015	130,107	11,405	128,786
Total net increase (decrease)	(3,390,467)	(30,774,069)	1,631,431	16,285,368	(4,149,539)	(39,950,692)	64,556	(10,077)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	43

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2023		January 31, 2022		January 31, 2023		January 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	5,949,549	58,077,181	7,816,072	93,330,331	6,480,687	68,163,378	7,778,710	103,531,131
Fund reorganization	—	—	200,663	2,225,038	—	—	2,554,159	30,968,982
Distributions reinvested	6,395,816	59,262,981	14,100,172	165,572,742	7,289,885	72,953,909	17,287,628	223,851,613
Redemptions	(21,620,738)	(208,604,409)	(16,134,938)	(194,827,635)	(19,077,291)	(200,623,349)	(16,940,083)	(226,888,132)
Net increase (decrease)	(9,275,373)	(91,264,247)	5,981,969	66,300,476	(5,306,719)	(59,506,062)	10,680,414	131,463,594
Advisor Class
Subscriptions	753,415	7,001,735	138,501	1,656,950	2,809,172	28,600,610	207,545	2,795,817
Fund reorganization	—	—	342,989	3,738,199	—	—	1,491,362	18,303,594
Distributions reinvested	16,863	154,642	39,790	459,149	64,609	650,295	61,746	809,138
Redemptions	(667,424)	(6,483,585)	(97,713)	(1,139,465)	(1,510,186)	(18,087,823)	(159,361)	(2,139,485)
Net increase	102,854	672,792	423,567	4,714,833	1,363,595	11,163,082	1,601,292	19,769,064
Class C
Subscriptions	1,229,271	11,796,915	1,502,989	17,976,759	1,132,678	11,972,174	1,212,644	16,303,883
Distributions reinvested	402,225	3,671,924	1,063,303	12,360,931	410,284	4,107,144	1,162,076	15,091,297
Redemptions	(3,069,102)	(29,486,201)	(2,978,546)	(35,718,445)	(2,560,490)	(27,021,845)	(2,936,502)	(39,646,000)
Net decrease	(1,437,606)	(14,017,362)	(412,254)	(5,380,755)	(1,017,528)	(10,942,527)	(561,782)	(8,250,820)
Institutional Class
Subscriptions	2,082,366	19,934,878	4,055,987	49,210,618	1,946,678	20,478,382	1,899,273	25,391,352
Distributions reinvested	183,181	1,696,582	384,826	4,507,148	453,887	4,534,783	1,084,762	14,006,712
Redemptions	(4,962,380)	(49,497,793)	(2,096,458)	(25,261,557)	(3,040,058)	(31,636,912)	(2,426,546)	(32,418,603)
Net increase (decrease)	(2,696,833)	(27,866,333)	2,344,355	28,456,209	(639,493)	(6,623,747)	557,489	6,979,461
Institutional 2 Class
Subscriptions	69,913	688,639	140,328	1,689,284	107,515	1,202,943	149,277	2,043,649
Distributions reinvested	16,834	153,693	66,133	767,080	33,716	342,485	122,065	1,602,549
Redemptions	(221,832)	(2,073,233)	(437,942)	(5,133,077)	(366,130)	(3,934,028)	(460,907)	(6,110,910)
Net decrease	(135,085)	(1,230,901)	(231,481)	(2,676,713)	(224,899)	(2,388,600)	(189,565)	(2,464,712)
Institutional 3 Class
Subscriptions	621,789	5,964,697	700,013	8,082,449	609,966	6,276,432	740,308	9,370,293
Fund reorganization	—	—	2,248,744	24,513,734	—	—	4,770,984	56,579,455
Distributions reinvested	209,904	1,913,118	126,954	1,463,115	358,105	3,514,832	155,968	1,969,952
Redemptions	(1,336,920)	(12,834,508)	(336,557)	(3,960,873)	(3,951,795)	(39,560,799)	(221,560)	(2,762,269)
Net increase (decrease)	(505,227)	(4,956,693)	2,739,154	30,098,425	(2,983,724)	(29,769,535)	5,445,700	65,157,431
Class R
Subscriptions	23,482	225,174	67,034	808,224	74,943	792,394	39,596	529,674
Fund reorganization	—	—	339,108	3,746,480	—	—	1,222,717	14,812,100
Distributions reinvested	23,928	220,634	30,298	354,614	91,397	913,094	60,104	777,449
Redemptions	(40,922)	(404,371)	(216,402)	(2,462,211)	(132,823)	(1,402,748)	(152,287)	(1,930,292)
Net increase	6,488	41,437	220,038	2,447,107	33,517	302,740	1,170,130	14,188,931
Class V
Subscriptions	—	—	—	—	20,151	208,194	55,561	736,108
Distributions reinvested	—	—	—	—	346,169	3,466,974	835,606	10,820,062
Redemptions	—	—	—	—	(562,033)	(5,914,144)	(543,485)	(7,276,584)
Net increase (decrease)	—	—	—	—	(195,713)	(2,238,976)	347,682	4,279,586
Total net increase (decrease)	(13,940,782)	(138,621,307)	11,065,348	123,959,582	(8,970,964)	(100,003,625)	19,051,360	231,122,535
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Capital Allocation Portfolios | Annual Report 2023

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Year Ended		Year Ended
	January 31, 2023		January 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,476,377	50,720,236	5,238,500	75,291,495
Fund reorganization	—	—	1,313,971	17,212,284
Distributions reinvested	6,203,673	65,879,414	10,513,088	147,034,453
Redemptions	(12,356,638)	(139,249,292)	(12,100,255)	(174,553,976)
Net increase (decrease)	(1,676,588)	(22,649,642)	4,965,304	64,984,256
Advisor Class
Subscriptions	1,439,152	15,316,967	238,792	3,320,823
Fund reorganization	—	—	356,035	4,536,068
Distributions reinvested	44,839	460,727	29,283	399,587
Redemptions	(606,389)	(6,846,339)	(237,619)	(3,324,649)
Net increase	877,602	8,931,355	386,491	4,931,829
Class C
Subscriptions	1,019,080	11,168,343	942,372	13,125,489
Distributions reinvested	400,245	4,091,667	779,189	10,548,626
Redemptions	(1,892,667)	(20,812,397)	(2,314,927)	(32,376,794)
Net decrease	(473,342)	(5,552,387)	(593,366)	(8,702,679)
Institutional Class
Subscriptions	1,586,386	18,153,036	1,857,034	26,637,568
Distributions reinvested	182,460	1,926,376	286,591	3,981,964
Redemptions	(2,103,811)	(23,426,529)	(1,734,180)	(24,956,498)
Net increase (decrease)	(334,965)	(3,347,117)	409,445	5,663,034
Institutional 2 Class
Subscriptions	40,837	461,234	119,437	1,682,552
Distributions reinvested	39,629	408,394	84,801	1,156,665
Redemptions	(223,436)	(2,459,385)	(283,728)	(3,981,296)
Net decrease	(142,970)	(1,589,757)	(79,490)	(1,142,079)
Institutional 3 Class
Subscriptions	917,486	10,259,079	648,710	8,774,954
Fund reorganization	—	—	5,670,835	72,133,132
Distributions reinvested	522,993	5,384,082	129,237	1,753,627
Redemptions	(2,421,427)	(26,097,176)	(614,877)	(8,302,628)
Net increase (decrease)	(980,948)	(10,454,015)	5,833,905	74,359,085
Class R
Subscriptions	67,093	749,672	23,844	338,103
Fund reorganization	—	—	1,993,210	25,816,676
Distributions reinvested	69,680	730,502	27,962	386,634
Redemptions	(102,629)	(1,119,115)	(1,286,048)	(16,557,920)
Net increase	34,144	361,059	758,968	9,983,493
Total net increase (decrease)	(2,697,067)	(34,300,504)	11,681,257	150,076,939
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	45

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2023	$10.08	0.17	(1.05)	(0.88)	(0.15)	(0.23)	(0.38)
Year Ended 1/31/2022	$10.62	0.14	0.02	0.16	(0.20)	(0.50)	(0.70)
Year Ended 1/31/2021	$10.31	0.17	0.49	0.66	(0.23)	(0.12)	(0.35)
Year Ended 1/31/2020	$9.76	0.21	0.65	0.86	(0.21)	(0.10)	(0.31)
Year Ended 1/31/2019	$10.38	0.20	(0.37)	(0.17)	(0.22)	(0.23)	(0.45)
Advisor Class
Year Ended 1/31/2023	$10.00	0.19	(1.04)	(0.85)	(0.17)	(0.23)	(0.40)
Year Ended 1/31/2022	$10.54	0.16	0.03	0.19	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.24	0.19	0.49	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.23	0.65	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Class C
Year Ended 1/31/2023	$10.02	0.10	(1.05)	(0.95)	(0.08)	(0.23)	(0.31)
Year Ended 1/31/2022	$10.55	0.06	0.03	0.09	(0.12)	(0.50)	(0.62)
Year Ended 1/31/2021	$10.25	0.09	0.49	0.58	(0.16)	(0.12)	(0.28)
Year Ended 1/31/2020	$9.71	0.13	0.65	0.78	(0.14)	(0.10)	(0.24)
Year Ended 1/31/2019	$10.32	0.12	(0.36)	(0.24)	(0.14)	(0.23)	(0.37)
Institutional Class
Year Ended 1/31/2023	$10.08	0.19	(1.06)	(0.87)	(0.17)	(0.23)	(0.40)
Year Ended 1/31/2022	$10.61	0.16	0.04	0.20	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.30	0.20	0.49	0.69	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.76	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.37	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Institutional 2 Class
Year Ended 1/31/2023	$10.00	0.18	(1.03)	(0.85)	(0.18)	(0.23)	(0.41)
Year Ended 1/31/2022	$10.54	0.16	0.03	0.19	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.24	0.20	0.48	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Capital Allocation Portfolios | Annual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2023	$8.82	(8.64%)	0.53%(c)	0.53%(c),(d)	1.90%	11%	$155,991
Year Ended 1/31/2022	$10.08	1.41%	0.50%(c)	0.50%(c),(d)	1.29%	16%	$198,949
Year Ended 1/31/2021	$10.62	6.60%	0.55%(c)	0.55%(c),(d)	1.66%	63%	$203,326
Year Ended 1/31/2020	$10.31	8.91%	0.57%	0.57%(d)	2.09%	13%	$180,338
Year Ended 1/31/2019	$9.76	(1.61%)	0.55%	0.55%	2.02%	21%	$177,622
Advisor Class
Year Ended 1/31/2023	$8.75	(8.36%)	0.28%(c)	0.28%(c),(d)	2.11%	11%	$4,429
Year Ended 1/31/2022	$10.00	1.68%	0.25%(c)	0.25%(c),(d)	1.54%	16%	$8,540
Year Ended 1/31/2021	$10.54	6.82%	0.30%(c)	0.30%(c),(d)	1.90%	63%	$7,348
Year Ended 1/31/2020	$10.24	9.14%	0.32%	0.32%(d)	2.31%	13%	$6,012
Year Ended 1/31/2019	$9.70	(1.28%)	0.30%	0.30%	2.30%	21%	$8,396
Class C
Year Ended 1/31/2023	$8.76	(9.39%)	1.28%(c)	1.28%(c),(d)	1.11%	11%	$11,804
Year Ended 1/31/2022	$10.02	0.75%	1.25%(c)	1.25%(c),(d)	0.54%	16%	$18,376
Year Ended 1/31/2021	$10.55	5.73%	1.30%(c)	1.30%(c),(d)	0.90%	63%	$19,243
Year Ended 1/31/2020	$10.25	8.05%	1.32%	1.32%(d)	1.34%	13%	$24,949
Year Ended 1/31/2019	$9.71	(2.27%)	1.30%	1.30%	1.23%	21%	$27,850
Institutional Class
Year Ended 1/31/2023	$8.81	(8.50%)	0.28%(c)	0.28%(c),(d)	2.11%	11%	$8,773
Year Ended 1/31/2022	$10.08	1.76%	0.25%(c)	0.25%(c),(d)	1.55%	16%	$11,759
Year Ended 1/31/2021	$10.61	6.88%	0.30%(c)	0.30%(c),(d)	1.92%	63%	$10,576
Year Ended 1/31/2020	$10.30	9.08%	0.32%	0.32%(d)	2.34%	13%	$9,128
Year Ended 1/31/2019	$9.76	(1.27%)	0.30%	0.30%	2.26%	21%	$8,191
Institutional 2 Class
Year Ended 1/31/2023	$8.74	(8.44%)	0.25%(c)	0.25%(c)	1.91%	11%	$406
Year Ended 1/31/2022	$10.00	1.69%	0.24%(c)	0.24%(c)	1.55%	16%	$1,404
Year Ended 1/31/2021	$10.54	6.84%	0.29%(c)	0.29%(c)	1.94%	63%	$1,487
Year Ended 1/31/2020	$10.24	9.17%	0.30%	0.30%	2.38%	13%	$966
Year Ended 1/31/2019	$9.70	(1.25%)	0.28%	0.28%	2.35%	21%	$642
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	47

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 1/31/2023	$9.99	0.20	(1.05)	(0.85)	(0.18)	(0.23)	(0.41)
Year Ended 1/31/2022	$10.52	0.17	0.04	0.21	(0.24)	(0.50)	(0.74)
Year Ended 1/31/2021	$10.22	0.20	0.49	0.69	(0.27)	(0.12)	(0.39)
Year Ended 1/31/2020	$9.68	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.30	0.24	(0.38)	(0.14)	(0.25)	(0.23)	(0.48)
Class R
Year Ended 1/31/2023	$10.08	0.15	(1.06)	(0.91)	(0.13)	(0.23)	(0.36)
Year Ended 1/31/2022	$10.61	0.11	0.04	0.15	(0.18)	(0.50)	(0.68)
Year Ended 1/31/2021	$10.30	0.14	0.50	0.64	(0.21)	(0.12)	(0.33)
Year Ended 1/31/2020	$9.76	0.19	0.64	0.83	(0.19)	(0.10)	(0.29)
Year Ended 1/31/2019	$10.37	0.17	(0.36)	(0.19)	(0.19)	(0.23)	(0.42)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Capital Allocation Portfolios | Annual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 1/31/2023	$8.73	(8.41%)	0.21%(c)	0.21%(c)	2.18%	11%	$6,468
Year Ended 1/31/2022	$9.99	1.84%	0.19%(c)	0.19%(c)	1.59%	16%	$9,932
Year Ended 1/31/2021	$10.52	6.91%	0.24%(c)	0.24%(c)	1.97%	63%	$3,526
Year Ended 1/31/2020	$10.22	9.24%	0.24%	0.24%	2.43%	13%	$2,535
Year Ended 1/31/2019	$9.68	(1.30%)	0.23%	0.23%	2.38%	21%	$2,061
Class R
Year Ended 1/31/2023	$8.81	(8.97%)	0.79%(c)	0.79%(c),(d)	1.69%	11%	$803
Year Ended 1/31/2022	$10.08	1.25%	0.75%(c)	0.75%(c),(d)	1.04%	16%	$854
Year Ended 1/31/2021	$10.61	6.34%	0.80%(c)	0.80%(c),(d)	1.35%	63%	$308
Year Ended 1/31/2020	$10.30	8.54%	0.82%	0.82%(d)	1.92%	13%	$512
Year Ended 1/31/2019	$9.76	(1.77%)	0.80%	0.80%	1.68%	21%	$447
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	49

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2023	$10.77	0.17	(1.15)	(0.98)	(0.17)	(0.39)	(0.56)
Year Ended 1/31/2022	$11.29	0.16	0.36	0.52	(0.28)	(0.76)	(1.04)
Year Ended 1/31/2021	$10.97	0.17	0.72	0.89	(0.23)	(0.34)	(0.57)
Year Ended 1/31/2020	$10.35	0.23	0.84	1.07	(0.24)	(0.21)	(0.45)
Year Ended 1/31/2019	$11.38	0.21	(0.52)	(0.31)	(0.24)	(0.48)	(0.72)
Advisor Class
Year Ended 1/31/2023	$10.65	0.18	(1.13)	(0.95)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.17	0.19	0.36	0.55	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.86	0.20	0.71	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.28	0.23	(0.52)	(0.29)	(0.26)	(0.48)	(0.74)
Class C
Year Ended 1/31/2023	$10.58	0.09	(1.12)	(1.03)	(0.10)	(0.39)	(0.49)
Year Ended 1/31/2022	$11.11	0.07	0.35	0.42	(0.19)	(0.76)	(0.95)
Year Ended 1/31/2021	$10.80	0.09	0.71	0.80	(0.15)	(0.34)	(0.49)
Year Ended 1/31/2020	$10.20	0.14	0.83	0.97	(0.16)	(0.21)	(0.37)
Year Ended 1/31/2019	$11.21	0.12	(0.50)	(0.38)	(0.15)	(0.48)	(0.63)
Institutional Class
Year Ended 1/31/2023	$10.58	0.19	(1.13)	(0.94)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.11	0.19	0.35	0.54	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.80	0.19	0.72	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.20	0.25	0.83	1.08	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.22	0.22	(0.50)	(0.28)	(0.26)	(0.48)	(0.74)
Institutional 2 Class
Year Ended 1/31/2023	$10.64	0.18	(1.12)	(0.94)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.16	0.19	0.36	0.55	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.86	0.20	0.70	0.90	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.27	0.25	(0.52)	(0.27)	(0.27)	(0.48)	(0.75)
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Capital Allocation Portfolios | Annual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2023	$9.23	(8.89%)	0.44%(c)	0.44%(c),(d)	1.76%	9%	$337,157
Year Ended 1/31/2022	$10.77	4.48%	0.41%(c)	0.41%(c),(d)	1.42%	18%	$425,491
Year Ended 1/31/2021	$11.29	8.50%	0.49%(c)	0.49%(c),(d)	1.60%	66%	$443,656
Year Ended 1/31/2020	$10.97	10.52%	0.49%	0.49%(d)	2.12%	9%	$425,706
Year Ended 1/31/2019	$10.35	(2.62%)	0.48%	0.48%(d)	1.96%	21%	$427,506
Advisor Class
Year Ended 1/31/2023	$9.11	(8.76%)	0.18%(c)	0.18%(c),(d)	1.95%	9%	$4,342
Year Ended 1/31/2022	$10.65	4.80%	0.16%(c)	0.16%(c),(d)	1.65%	18%	$4,885
Year Ended 1/31/2021	$11.17	8.77%	0.24%(c)	0.24%(c),(d)	1.86%	66%	$5,549
Year Ended 1/31/2020	$10.86	10.80%	0.24%	0.24%(d)	2.42%	9%	$5,319
Year Ended 1/31/2019	$10.25	(2.40%)	0.23%	0.23%(d)	2.17%	21%	$4,943
Class C
Year Ended 1/31/2023	$9.06	(9.58%)	1.18%(c)	1.18%(c),(d)	0.97%	9%	$25,646
Year Ended 1/31/2022	$10.58	3.66%	1.16%(c)	1.16%(c),(d)	0.66%	18%	$37,844
Year Ended 1/31/2021	$11.11	7.70%	1.24%(c)	1.24%(c),(d)	0.85%	66%	$45,087
Year Ended 1/31/2020	$10.80	9.65%	1.24%	1.24%(d)	1.36%	9%	$57,072
Year Ended 1/31/2019	$10.20	(3.23%)	1.23%	1.23%(d)	1.14%	21%	$61,019
Institutional Class
Year Ended 1/31/2023	$9.05	(8.72%)	0.19%(c)	0.19%(c),(d)	2.01%	9%	$12,809
Year Ended 1/31/2022	$10.58	4.73%	0.16%(c)	0.16%(c),(d)	1.66%	18%	$16,861
Year Ended 1/31/2021	$11.11	8.82%	0.24%(c)	0.24%(c),(d)	1.82%	66%	$16,686
Year Ended 1/31/2020	$10.80	10.76%	0.24%	0.24%(d)	2.38%	9%	$16,490
Year Ended 1/31/2019	$10.20	(2.32%)	0.23%	0.23%(d)	2.10%	21%	$17,131
Institutional 2 Class
Year Ended 1/31/2023	$9.11	(8.65%)	0.16%(c)	0.16%(c)	1.87%	9%	$885
Year Ended 1/31/2022	$10.64	4.81%	0.15%(c)	0.15%(c)	1.70%	18%	$5,054
Year Ended 1/31/2021	$11.16	8.70%	0.23%(c)	0.23%(c)	1.85%	66%	$3,691
Year Ended 1/31/2020	$10.86	10.83%	0.22%	0.22%	2.43%	9%	$3,683
Year Ended 1/31/2019	$10.25	(2.28%)	0.21%	0.21%	2.34%	21%	$3,758
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	51

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 1/31/2023	$10.46	0.19	(1.12)	(0.93)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$10.99	0.19	0.36	0.55	(0.32)	(0.76)	(1.08)
Year Ended 1/31/2021	$10.70	0.20	0.70	0.90	(0.27)	(0.34)	(0.61)
Year Ended 1/31/2020	$10.10	0.25	0.84	1.09	(0.28)	(0.21)	(0.49)
Year Ended 1/31/2019	$11.13	0.30	(0.58)	(0.28)	(0.27)	(0.48)	(0.75)
Class R
Year Ended 1/31/2023	$10.79	0.15	(1.15)	(1.00)	(0.15)	(0.39)	(0.54)
Year Ended 1/31/2022	$11.31	0.14	0.35	0.49	(0.25)	(0.76)	(1.01)
Year Ended 1/31/2021	$10.99	0.16	0.70	0.86	(0.20)	(0.34)	(0.54)
Year Ended 1/31/2020	$10.37	0.19	0.86	1.05	(0.22)	(0.21)	(0.43)
Year Ended 1/31/2019	$11.39	0.18	(0.51)	(0.33)	(0.21)	(0.48)	(0.69)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Capital Allocation Portfolios | Annual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 1/31/2023	$8.94	(8.67%)	0.12%(c)	0.12%(c)	2.11%	9%	$7,259
Year Ended 1/31/2022	$10.46	4.84%	0.10%(c)	0.10%(c)	1.73%	18%	$7,540
Year Ended 1/31/2021	$10.99	8.79%	0.18%(c)	0.18%(c)	1.93%	66%	$6,629
Year Ended 1/31/2020	$10.70	10.94%	0.18%	0.18%	2.42%	9%	$5,951
Year Ended 1/31/2019	$10.10	(2.36%)	0.17%	0.17%	2.96%	21%	$5,551
Class R
Year Ended 1/31/2023	$9.25	(9.11%)	0.69%(c)	0.69%(c),(d)	1.54%	9%	$1,554
Year Ended 1/31/2022	$10.79	4.21%	0.66%(c)	0.66%(c),(d)	1.17%	18%	$1,673
Year Ended 1/31/2021	$11.31	8.21%	0.74%(c)	0.74%(c),(d)	1.48%	66%	$1,625
Year Ended 1/31/2020	$10.99	10.23%	0.74%	0.74%(d)	1.80%	9%	$1,177
Year Ended 1/31/2019	$10.37	(2.78%)	0.73%	0.73%(d)	1.71%	21%	$1,431
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	53

Financial Highlights
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2023	$11.17	0.16	(1.27)	(1.11)	(0.16)	(0.37)	(0.53)
Year Ended 1/31/2022	$11.91	0.19	0.60	0.79	(0.36)	(1.17)	(1.53)
Year Ended 1/31/2021	$11.32	0.18	1.03	1.21	(0.27)	(0.35)	(0.62)
Year Ended 1/31/2020	$10.70	0.24	1.05	1.29	(0.25)	(0.42)	(0.67)
Year Ended 1/31/2019	$11.99	0.22	(0.73)	(0.51)	(0.25)	(0.53)	(0.78)
Advisor Class
Year Ended 1/31/2023	$10.98	0.19	(1.26)	(1.07)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.73	0.22	0.59	0.81	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.00	1.21	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.57	0.28	1.02	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.85	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Class C
Year Ended 1/31/2023	$11.05	0.08	(1.25)	(1.17)	(0.09)	(0.37)	(0.46)
Year Ended 1/31/2022	$11.80	0.10	0.59	0.69	(0.27)	(1.17)	(1.44)
Year Ended 1/31/2021	$11.21	0.10	1.03	1.13	(0.19)	(0.35)	(0.54)
Year Ended 1/31/2020	$10.61	0.15	1.04	1.19	(0.17)	(0.42)	(0.59)
Year Ended 1/31/2019	$11.89	0.13	(0.72)	(0.59)	(0.16)	(0.53)	(0.69)
Institutional Class
Year Ended 1/31/2023	$11.15	0.18	(1.26)	(1.08)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.89	0.23	0.59	0.82	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.31	0.21	1.02	1.23	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.69	0.26	1.06	1.32	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.97	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Institutional 2 Class
Year Ended 1/31/2023	$10.97	0.17	(1.23)	(1.06)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.73	0.20	0.60	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.16	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.03	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.84	0.23	(0.70)	(0.47)	(0.28)	(0.53)	(0.81)
Institutional 3 Class
Year Ended 1/31/2023	$10.98	0.18	(1.23)	(1.05)	(0.20)	(0.37)	(0.57)
Year Ended 1/31/2022	$11.74	0.23	0.57	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.05	1.32	(0.29)	(0.42)	(0.71)
Year Ended 1/31/2019	$11.84	0.27	(0.74)	(0.47)	(0.28)	(0.53)	(0.81)
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Capital Allocation Portfolios | Annual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2023	$9.53	(9.70%)	0.39%(c)	0.39%(c),(d)	1.61%	6%	$1,027,776
Year Ended 1/31/2022	$11.17	6.42%	0.38%(c)	0.38%(c),(d)	1.58%	22%	$1,308,500
Year Ended 1/31/2021	$11.91	11.31%	0.43%(c)	0.43%(c),(d)	1.66%	86%	$1,324,148
Year Ended 1/31/2020	$11.32	12.26%	0.43%	0.43%(d)	2.11%	10%	$1,280,253
Year Ended 1/31/2019	$10.70	(4.13%)	0.43%	0.43%(d)	1.94%	20%	$1,247,694
Advisor Class
Year Ended 1/31/2023	$9.35	(9.54%)	0.14%(c)	0.14%(c),(d)	1.95%	6%	$7,509
Year Ended 1/31/2022	$10.98	6.70%	0.13%(c)	0.13%(c),(d)	1.86%	22%	$7,686
Year Ended 1/31/2021	$11.73	11.48%	0.18%(c)	0.18%(c),(d)	1.91%	86%	$3,244
Year Ended 1/31/2020	$11.17	12.51%	0.18%	0.18%(d)	2.50%	10%	$3,051
Year Ended 1/31/2019	$10.57	(3.84%)	0.18%	0.18%(d)	2.28%	20%	$1,212
Class C
Year Ended 1/31/2023	$9.42	(10.42%)	1.14%(c)	1.14%(c),(d)	0.85%	6%	$70,538
Year Ended 1/31/2022	$11.05	5.58%	1.13%(c)	1.13%(c),(d)	0.82%	22%	$98,600
Year Ended 1/31/2021	$11.80	10.56%	1.18%(c)	1.18%(c),(d)	0.89%	86%	$110,135
Year Ended 1/31/2020	$11.21	11.34%	1.18%	1.18%(d)	1.35%	10%	$153,545
Year Ended 1/31/2019	$10.61	(4.82%)	1.18%	1.18%(d)	1.15%	20%	$160,172
Institutional Class
Year Ended 1/31/2023	$9.51	(9.48%)	0.14%(c)	0.14%(c),(d)	1.78%	6%	$27,345
Year Ended 1/31/2022	$11.15	6.69%	0.13%(c)	0.13%(c),(d)	1.89%	22%	$62,130
Year Ended 1/31/2021	$11.89	11.51%	0.18%(c)	0.18%(c),(d)	1.91%	86%	$38,386
Year Ended 1/31/2020	$11.31	12.55%	0.18%	0.18%(d)	2.37%	10%	$37,112
Year Ended 1/31/2019	$10.69	(3.80%)	0.18%	0.18%(d)	2.19%	20%	$38,025
Institutional 2 Class
Year Ended 1/31/2023	$9.35	(9.46%)	0.12%(c)	0.12%(c)	1.80%	6%	$1,936
Year Ended 1/31/2022	$10.97	6.63%	0.12%(c)	0.12%(c)	1.67%	22%	$3,754
Year Ended 1/31/2021	$11.73	11.59%	0.17%(c)	0.17%(c)	1.92%	86%	$6,728
Year Ended 1/31/2020	$11.16	12.53%	0.17%	0.17%	2.42%	10%	$5,447
Year Ended 1/31/2019	$10.56	(3.83%)	0.17%	0.17%	2.08%	20%	$4,554
Institutional 3 Class
Year Ended 1/31/2023	$9.36	(9.39%)	0.08%(c)	0.08%(c)	1.89%	6%	$29,170
Year Ended 1/31/2022	$10.98	6.66%	0.08%(c)	0.08%(c)	1.92%	22%	$39,786
Year Ended 1/31/2021	$11.74	11.64%	0.12%(c)	0.12%(c)	1.94%	86%	$10,372
Year Ended 1/31/2020	$11.17	12.68%	0.13%	0.13%	2.42%	10%	$11,042
Year Ended 1/31/2019	$10.56	(3.79%)	0.13%	0.13%	2.45%	20%	$9,319
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	55

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2023	$11.13	0.13	(1.26)	(1.13)	(0.14)	(0.37)	(0.51)
Year Ended 1/31/2022	$11.87	0.16	0.60	0.76	(0.33)	(1.17)	(1.50)
Year Ended 1/31/2021	$11.28	0.15	1.03	1.18	(0.24)	(0.35)	(0.59)
Year Ended 1/31/2020	$10.67	0.20	1.05	1.25	(0.22)	(0.42)	(0.64)
Year Ended 1/31/2019	$11.95	0.19	(0.72)	(0.53)	(0.22)	(0.53)	(0.75)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Capital Allocation Portfolios | Annual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2023	$9.49	(9.97%)	0.64%(c)	0.64%(c),(d)	1.37%	6%	$4,271
Year Ended 1/31/2022	$11.13	6.17%	0.63%(c)	0.63%(c),(d)	1.31%	22%	$4,935
Year Ended 1/31/2021	$11.87	11.06%	0.68%(c)	0.68%(c),(d)	1.40%	86%	$2,652
Year Ended 1/31/2020	$11.28	11.92%	0.68%	0.68%(d)	1.79%	10%	$2,531
Year Ended 1/31/2019	$10.67	(4.30%)	0.68%	0.68%(d)	1.72%	20%	$3,156
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	57

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2023	$12.27	0.13	(1.38)	(1.25)	(0.14)	(0.47)	(0.61)
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Advisor Class
Year Ended 1/31/2023	$12.42	0.17	(1.41)	(1.24)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.18	0.22	1.05	1.27	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.40	0.19	1.33	1.52	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.75	0.22	1.37	1.59	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.61	0.24	(0.98)	(0.74)	(0.27)	(0.85)	(1.12)
Class C
Year Ended 1/31/2023	$12.30	0.05	(1.38)	(1.33)	(0.06)	(0.47)	(0.53)
Year Ended 1/31/2022	$13.07	0.09	1.04	1.13	(0.32)	(1.58)	(1.90)
Year Ended 1/31/2021	$12.30	0.05	1.35	1.40	(0.11)	(0.52)	(0.63)
Year Ended 1/31/2020	$11.67	0.12	1.33	1.45	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2019	$13.52	0.10	(0.96)	(0.86)	(0.14)	(0.85)	(0.99)
Institutional Class
Year Ended 1/31/2023	$12.23	0.15	(1.36)	(1.21)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.02	0.22	1.02	1.24	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.25	0.18	1.33	1.51	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.62	0.24	1.33	1.57	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.47	0.23	(0.96)	(0.73)	(0.27)	(0.85)	(1.12)
Institutional 2 Class
Year Ended 1/31/2023	$12.40	0.16	(1.39)	(1.23)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.17	0.22	1.04	1.26	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.38	0.18	1.36	1.54	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.74	0.26	1.32	1.58	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.60	0.24	(0.97)	(0.73)	(0.28)	(0.85)	(1.13)
Institutional 3 Class
Year Ended 1/31/2023	$12.00	0.15	(1.33)	(1.18)	(0.18)	(0.47)	(0.65)
Year Ended 1/31/2022	$12.80	0.23	1.01	1.24	(0.46)	(1.58)	(2.04)
Year Ended 1/31/2021	$12.06	0.18	1.31	1.49	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.45	0.26	1.30	1.56	(0.28)	(0.67)	(0.95)
Year Ended 1/31/2019	$13.30	0.22	(0.94)	(0.72)	(0.28)	(0.85)	(1.13)
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Capital Allocation Portfolios | Annual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2023	$10.41	(9.93%)	0.40%(c)	0.40%(c),(d)	1.22%	7%	$1,404,980
Year Ended 1/31/2022	$12.27	9.12%	0.39%(c)	0.39%(c),(d)	1.41%	21%	$1,720,777
Year Ended 1/31/2021	$13.05	12.89%	0.50%(c)	0.50%(c),(d)	1.22%	76%	$1,690,945
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(d)	1.77%	10%	$1,645,913
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(d)	1.59%	18%	$1,603,992
Advisor Class
Year Ended 1/31/2023	$10.54	(9.74%)	0.16%(c)	0.15%(c),(d)	1.66%	7%	$38,201
Year Ended 1/31/2022	$12.42	9.45%	0.15%(c)	0.15%(c),(d)	1.63%	21%	$28,048
Year Ended 1/31/2021	$13.18	13.13%	0.24%(c)	0.24%(c),(d)	1.61%	76%	$8,672
Year Ended 1/31/2020	$12.40	13.75%	0.25%	0.25%(d)	1.80%	10%	$7,779
Year Ended 1/31/2019	$11.75	(5.19%)	0.24%	0.24%(d)	1.90%	18%	$14,622
Class C
Year Ended 1/31/2023	$10.44	(10.57%)	1.15%(c)	1.15%(c),(d)	0.46%	7%	$76,449
Year Ended 1/31/2022	$12.30	8.36%	1.14%(c)	1.14%(c),(d)	0.64%	21%	$102,579
Year Ended 1/31/2021	$13.07	12.05%	1.25%(c)	1.25%(c),(d)	0.46%	76%	$116,412
Year Ended 1/31/2020	$12.30	12.55%	1.25%	1.25%(d)	1.01%	10%	$148,134
Year Ended 1/31/2019	$11.67	(6.12%)	1.24%	1.24%(d)	0.77%	18%	$151,414
Institutional Class
Year Ended 1/31/2023	$10.38	(9.65%)	0.15%(c)	0.15%(c),(d)	1.46%	7%	$84,049
Year Ended 1/31/2022	$12.23	9.33%	0.14%(c)	0.14%(c),(d)	1.66%	21%	$106,896
Year Ended 1/31/2021	$13.02	13.21%	0.25%(c)	0.25%(c),(d)	1.48%	76%	$106,491
Year Ended 1/31/2020	$12.25	13.73%	0.25%	0.25%(d)	2.01%	10%	$107,497
Year Ended 1/31/2019	$11.62	(5.17%)	0.24%	0.24%(d)	1.83%	18%	$108,487
Institutional 2 Class
Year Ended 1/31/2023	$10.53	(9.65%)	0.11%(c)	0.11%(c)	1.45%	7%	$4,573
Year Ended 1/31/2022	$12.40	9.41%	0.11%(c)	0.11%(c)	1.57%	21%	$8,174
Year Ended 1/31/2021	$13.17	13.28%	0.21%(c)	0.21%(c)	1.53%	76%	$11,176
Year Ended 1/31/2020	$12.38	13.72%	0.20%	0.20%	2.13%	10%	$9,890
Year Ended 1/31/2019	$11.74	(5.15%)	0.19%	0.19%	1.89%	18%	$7,961
Institutional 3 Class
Year Ended 1/31/2023	$10.17	(9.58%)	0.06%(c)	0.06%(c)	1.47%	7%	$36,468
Year Ended 1/31/2022	$12.00	9.50%	0.07%(c)	0.07%(c)	1.74%	21%	$78,836
Year Ended 1/31/2021	$12.80	13.27%	0.16%(c)	0.16%(c)	1.55%	76%	$14,407
Year Ended 1/31/2020	$12.06	13.87%	0.15%	0.15%	2.15%	10%	$13,771
Year Ended 1/31/2019	$11.45	(5.14%)	0.14%	0.14%	1.80%	18%	$11,447
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	59

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2023	$12.25	0.10	(1.37)	(1.27)	(0.11)	(0.47)	(0.58)
Year Ended 1/31/2022	$13.03	0.15	1.03	1.18	(0.38)	(1.58)	(1.96)
Year Ended 1/31/2021	$12.26	0.12	1.33	1.45	(0.16)	(0.52)	(0.68)
Year Ended 1/31/2020	$11.63	0.18	1.33	1.51	(0.21)	(0.67)	(0.88)
Year Ended 1/31/2019	$13.48	0.17	(0.96)	(0.79)	(0.21)	(0.85)	(1.06)
Class V
Year Ended 1/31/2023	$12.27	0.13	(1.38)	(1.25)	(0.14)	(0.47)	(0.61)
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Capital Allocation Portfolios | Annual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2023	$10.40	(10.10%)	0.65%(c)	0.65%(c),(d)	0.97%	7%	$16,756
Year Ended 1/31/2022	$12.25	8.85%	0.65%(c)	0.65%(c),(d)	1.09%	21%	$19,334
Year Ended 1/31/2021	$13.03	12.62%	0.75%(c)	0.75%(c),(d)	0.98%	76%	$5,315
Year Ended 1/31/2020	$12.26	13.15%	0.75%	0.75%(d)	1.46%	10%	$4,823
Year Ended 1/31/2019	$11.63	(5.66%)	0.74%	0.74%(d)	1.37%	18%	$4,957
Class V
Year Ended 1/31/2023	$10.41	(9.93%)	0.40%(c)	0.40%(c),(d)	1.22%	7%	$68,628
Year Ended 1/31/2022	$12.27	9.12%	0.39%(c)	0.39%(c),(d)	1.41%	21%	$83,273
Year Ended 1/31/2021	$13.05	12.89%	0.50%(c)	0.50%(c),(d)	1.22%	76%	$84,036
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(d)	1.78%	10%	$81,137
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(d)	1.58%	18%	$79,629
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	61

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2023	$13.31	0.10	(1.50)	(1.40)	(0.11)	(0.67)	(0.78)
Year Ended 1/31/2022	$13.49	0.18	1.49	1.67	(0.36)	(1.49)	(1.85)
Year Ended 1/31/2021	$12.58	0.15	1.56	1.71	(0.18)	(0.62)	(0.80)
Year Ended 1/31/2020	$11.90	0.19	1.45	1.64	(0.19)	(0.77)	(0.96)
Year Ended 1/31/2019	$14.10	0.17	(1.19)	(1.02)	(0.23)	(0.95)	(1.18)
Advisor Class
Year Ended 1/31/2023	$12.94	0.14	(1.47)	(1.33)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.16	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.29	0.21	1.49	1.70	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.19	1.45	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.83	0.20	(1.18)	(0.98)	(0.26)	(0.95)	(1.21)
Class C
Year Ended 1/31/2023	$12.85	0.01	(1.43)	(1.42)	(0.03)	(0.67)	(0.70)
Year Ended 1/31/2022	$13.09	0.07	1.43	1.50	(0.25)	(1.49)	(1.74)
Year Ended 1/31/2021	$12.24	0.05	1.51	1.56	(0.09)	(0.62)	(0.71)
Year Ended 1/31/2020	$11.60	0.09	1.42	1.51	(0.10)	(0.77)	(0.87)
Year Ended 1/31/2019	$13.77	0.07	(1.16)	(1.09)	(0.13)	(0.95)	(1.08)
Institutional Class
Year Ended 1/31/2023	$13.23	0.13	(1.49)	(1.36)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.42	0.22	1.48	1.70	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.52	0.20	1.53	1.73	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.84	0.22	1.45	1.67	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$14.04	0.15	(1.13)	(0.98)	(0.27)	(0.95)	(1.22)
Institutional 2 Class
Year Ended 1/31/2023	$12.93	0.12	(1.45)	(1.33)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.15	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.29	0.18	1.51	1.69	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.23	1.41	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.82	0.20	(1.16)	(0.96)	(0.27)	(0.95)	(1.22)
Institutional 3 Class
Year Ended 1/31/2023	$12.92	0.13	(1.45)	(1.32)	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2022	$13.14	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.28	0.17	1.53	1.70	(0.22)	(0.62)	(0.84)
Year Ended 1/31/2020	$11.63	0.23	1.42	1.65	(0.23)	(0.77)	(1.00)
Year Ended 1/31/2019	$13.82	0.22	(1.19)	(0.97)	(0.27)	(0.95)	(1.22)
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Capital Allocation Portfolios | Annual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2023	$11.13	(10.14%)	0.40%(c)	0.40%(c),(d)	0.88%	8%	$1,038,485
Year Ended 1/31/2022	$13.31	12.14%	0.39%(c)	0.39%(c),(d)	1.27%	14%	$1,264,033
Year Ended 1/31/2021	$13.49	14.61%	0.43%(c),(e)	0.43%(c),(d),(e)	1.22%	74%	$1,214,331
Year Ended 1/31/2020	$12.58	14.00%	0.47%	0.47%(d)	1.49%	12%	$623,971
Year Ended 1/31/2019	$11.90	(6.90%)	0.47%	0.47%(d)	1.30%	20%	$599,211
Advisor Class
Year Ended 1/31/2023	$10.80	(9.88%)	0.15%(c)	0.15%(c),(d)	1.29%	8%	$20,360
Year Ended 1/31/2022	$12.94	12.41%	0.14%(c)	0.14%(c),(d)	1.50%	14%	$13,041
Year Ended 1/31/2021	$13.16	14.90%	0.17%(c),(e)	0.17%(c),(d),(e)	1.68%	74%	$8,176
Year Ended 1/31/2020	$12.29	14.33%	0.22%	0.22%(d)	1.60%	12%	$1,611
Year Ended 1/31/2019	$11.64	(6.69%)	0.22%	0.22%(d)	1.58%	20%	$1,965
Class C
Year Ended 1/31/2023	$10.73	(10.78%)	1.15%(c)	1.15%(c),(d)	0.13%	8%	$62,530
Year Ended 1/31/2022	$12.85	11.22%	1.14%(c)	1.14%(c),(d)	0.49%	14%	$80,981
Year Ended 1/31/2021	$13.09	13.73%	1.18%(c),(e)	1.18%(c),(d),(e)	0.40%	74%	$90,213
Year Ended 1/31/2020	$12.24	13.21%	1.22%	1.22%(d)	0.75%	12%	$74,297
Year Ended 1/31/2019	$11.60	(7.64%)	1.22%	1.22%(d)	0.52%	20%	$70,524
Institutional Class
Year Ended 1/31/2023	$11.06	(9.89%)	0.15%(c)	0.15%(c),(d)	1.13%	8%	$32,831
Year Ended 1/31/2022	$13.23	12.40%	0.14%(c)	0.14%(c),(d)	1.54%	14%	$43,713
Year Ended 1/31/2021	$13.42	14.86%	0.17%(c),(e)	0.17%(c),(d),(e)	1.58%	74%	$38,843
Year Ended 1/31/2020	$12.52	14.34%	0.22%	0.22%(d)	1.76%	12%	$11,920
Year Ended 1/31/2019	$11.84	(6.65%)	0.22%	0.22%(d)	1.17%	20%	$10,382
Institutional 2 Class
Year Ended 1/31/2023	$10.79	(9.86%)	0.12%(c)	0.12%(c)	1.11%	8%	$4,801
Year Ended 1/31/2022	$12.93	12.44%	0.12%(c)	0.12%(c)	1.45%	14%	$7,604
Year Ended 1/31/2021	$13.15	14.82%	0.16%(c),(e)	0.16%(c),(e)	1.48%	74%	$8,780
Year Ended 1/31/2020	$12.29	14.35%	0.20%	0.20%	1.92%	12%	$5,079
Year Ended 1/31/2019	$11.64	(6.60%)	0.20%	0.20%	1.56%	20%	$2,978
Institutional 3 Class
Year Ended 1/31/2023	$10.78	(9.82%)	0.07%(c)	0.07%(c)	1.18%	8%	$62,454
Year Ended 1/31/2022	$12.92	12.50%	0.08%(c)	0.08%(c)	1.51%	14%	$87,544
Year Ended 1/31/2021	$13.14	14.88%	0.13%(c),(e)	0.13%(c),(e)	1.41%	74%	$12,370
Year Ended 1/31/2020	$12.28	14.42%	0.15%	0.15%	1.86%	12%	$10,623
Year Ended 1/31/2019	$11.63	(6.62%)	0.15%	0.15%	1.75%	20%	$8,668
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	63

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2023	$13.15	0.07	(1.48)	(1.41)	(0.08)	(0.67)	(0.75)
Year Ended 1/31/2022	$13.35	0.13	1.48	1.61	(0.32)	(1.49)	(1.81)
Year Ended 1/31/2021	$12.47	0.08	1.57	1.65	(0.15)	(0.62)	(0.77)
Year Ended 1/31/2020	$11.80	0.15	1.45	1.60	(0.16)	(0.77)	(0.93)
Year Ended 1/31/2019	$13.99	0.14	(1.18)	(1.04)	(0.20)	(0.95)	(1.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Capital Allocation Portfolios | Annual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2023	$10.99	(10.36%)	0.65%(c)	0.65%(c),(d)	0.64%	8%	$11,020
Year Ended 1/31/2022	$13.15	11.83%	0.65%(c)	0.65%(c),(d)	0.88%	14%	$12,737
Year Ended 1/31/2021	$13.35	14.23%	0.69%(c),(e)	0.69%(c),(d),(e)	0.70%	74%	$2,795
Year Ended 1/31/2020	$12.47	13.77%	0.72%	0.72%(d)	1.21%	12%	$2,927
Year Ended 1/31/2019	$11.80	(7.15%)	0.72%	0.72%(d)	1.09%	20%	$2,750
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Annual Report 2023	65

Notes to Financial Statements
January 31, 2023
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund is a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
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Notes to Financial Statements  (continued)
January 31, 2023
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty
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Notes to Financial Statements  (continued)
January 31, 2023
(CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
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Notes to Financial Statements  (continued)
January 31, 2023
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
Each Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer, to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an
Columbia Capital Allocation Portfolios | Annual Report 2023	69

Notes to Financial Statements  (continued)
January 31, 2023
agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	188,563*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	437,595*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	19,367*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	30,072*
Total		487,034

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
January 31, 2023
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	113,263	113,263
Equity risk	(91,340)	—	(91,340)
Total	(91,340)	113,263	21,923

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(437,595)	(437,595)
Equity risk	125,199	—	125,199
Interest rate risk	(30,072)	—	(30,072)
Total	95,127	(437,595)	(342,468)
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,887,150*
Futures contracts — short	229,204**
Credit default swap contracts — buy protection	8,102,298*

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2023.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2023.
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	527,718*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,011,622*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	47,827*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	62,457*
Total		1,121,906

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios | Annual Report 2023	71

Notes to Financial Statements  (continued)
January 31, 2023
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	262,937	262,937
Equity risk	(334,347)	—	(334,347)
Total	(334,347)	262,937	(71,410)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(1,011,622)	(1,011,622)
Equity risk	374,624	—	374,624
Interest rate risk	(62,457)	—	(62,457)
Total	312,167	(1,011,622)	(699,455)
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	7,304,439*
Futures contracts — short	761,054**
Credit default swap contracts — buy protection	18,465,923*

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2023.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2023.
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	32,890*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,756,406*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	509,289*
Total		2,298,585

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	3,641,256*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	166,599*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	377,056*
Total		4,184,911

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
January 31, 2023
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	922,370	922,370
Equity risk	(2,794,559)	—	(2,794,559)
Interest rate risk	(7,611,237)	—	(7,611,237)
Total	(10,405,796)	922,370	(9,483,426)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(3,608,366)	(3,608,366)
Equity risk	1,599,084	—	1,599,084
Interest rate risk	801,214	—	801,214
Total	2,400,298	(3,608,366)	(1,208,068)
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	64,644,070*
Futures contracts — short	8,513,301*
Credit default swap contracts — buy protection	64,768,583*
Credit default swap contracts — sell protection	1,318,992**

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2023.
**	Based on the ending daily outstanding amounts for the year ended January 31, 2023.
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,257,173*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	748,500*
Total		5,005,673

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	3,494,864*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	534,609*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	555,174*
Total		4,584,647

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios | Annual Report 2023	73

Notes to Financial Statements  (continued)
January 31, 2023
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	988,861	988,861
Equity risk	(6,302,026)	—	(6,302,026)
Interest rate risk	(11,285,652)	—	(11,285,652)
Total	(17,587,678)	988,861	(16,598,817)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(3,494,864)	(3,494,864)
Equity risk	4,107,105	—	4,107,105
Interest rate risk	1,146,308	—	1,146,308
Total	5,253,413	(3,494,864)	1,758,549
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	113,280,753
Futures contracts — short	22,514,017
Credit default swap contracts — buy protection	44,385,758

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2023.
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,773,183*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,335,904*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	326,451*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	393,248*
Total		3,055,603

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
74	Columbia Capital Allocation Portfolios | Annual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	660,937	660,937
Equity risk	(12,590,582)	—	(12,590,582)
Interest rate risk	(3,038,503)	—	(3,038,503)
Total	(15,629,085)	660,937	(14,968,148)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(2,335,904)	(2,335,904)
Equity risk	5,840,201	—	5,840,201
Interest rate risk	(393,248)	—	(393,248)
Total	5,446,953	(2,335,904)	3,111,049
The following table is a summary of the average outstanding volume by derivative instrument for the year ended January 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	110,528,606
Futures contracts — short	15,538,531
Credit default swap contracts — buy protection	29,666,648

*	Based on the ending quarterly outstanding amounts for the year ended January 31, 2023.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2023:
Columbia Capital Allocation Conservative Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	33,794
Total financial and derivative net assets	(33,794)
Total collateral received (pledged) (b)	(33,794)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Portfolios | Annual Report 2023	75

Notes to Financial Statements  (continued)
January 31, 2023
Columbia Capital Allocation Moderate Conservative Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	77,487
Total financial and derivative net assets	(77,487)
Total collateral received (pledged) (b)	(77,487)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	27,640
Liabilities
Centrally cleared credit default swap contracts (a)	274,818
Total financial and derivative net assets	(247,178)
Total collateral received (pledged) (b)	(247,178)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Aggressive Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	220,935
Total financial and derivative net assets	(220,935)
Total collateral received (pledged) (b)	(220,935)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Aggressive Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	147,669
Total financial and derivative net assets	(147,669)
Total collateral received (pledged) (b)	(147,669)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
76	Columbia Capital Allocation Portfolios | Annual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios | Annual Report 2023	77

Notes to Financial Statements  (continued)
January 31, 2023
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid semi-annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The effective management services fee rates, based on each Fund’s average daily net assets for the year ended January 31, 2023 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.08
Columbia Capital Allocation Moderate Conservative Portfolio	0.05
Columbia Capital Allocation Moderate Portfolio	0.03
Columbia Capital Allocation Moderate Aggressive Portfolio	0.03
Columbia Capital Allocation Aggressive Portfolio	0.03
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
78	Columbia Capital Allocation Portfolios | Annual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended January 31, 2023, the Funds’ effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	0.09	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.08	0.08	0.08	0.08	0.06	0.02	0.08	—
Columbia Capital Allocation Moderate Portfolio	0.08	0.08	0.08	0.08	0.06	0.01	0.08	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.10	0.10	0.10	0.10	0.06	0.01	0.10	0.10
Columbia Capital Allocation Aggressive Portfolio	0.09	0.09	0.09	0.09	0.06	0.01	0.09	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations.
Columbia Capital Allocation Portfolios | Annual Report 2023	79

Notes to Financial Statements  (continued)
January 31, 2023
For the year ended January 31, 2023, these minimum account balance fees reduced total expenses as follows:
Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	124
Columbia Capital Allocation Moderate Conservative Portfolio	40
Columbia Capital Allocation Moderate Portfolio	120
Columbia Capital Allocation Moderate Aggressive Portfolio	6,080
Columbia Capital Allocation Aggressive Portfolio	460
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	307,000
Columbia Capital Allocation Moderate Portfolio	1,471,000
Columbia Capital Allocation Aggressive Portfolio	1,937,000
These amounts are based on the most recent information available as of December 31, 2022, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Shareholder services fees
Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
80	Columbia Capital Allocation Portfolios | Annual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023
Sales charges (unaudited)
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the year ended January 31, 2023, if any, are as follows:
	Front End (%)			CDSC (%)			Amount ($)
Fund	Class A	Class C	Class V	Class A	Class C	Class V	Class A	Class C	Class V
Columbia Capital Allocation Conservative Portfolio	4.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	72,676	3,761	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	146,447	5,911	N/A
Columbia Capital Allocation Moderate Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	625,470	10,005	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	5.75	0.50 - 1.00(a)	1.00(b)	0.50 - 1.00(a)	818,696	9,869	207
Columbia Capital Allocation Aggressive Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	795,472	9,070	N/A

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	June 1, 2022 through May 31, 2024
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	0.29	1.29	0.29	0.28	0.24	0.79	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.23	0.18	0.76	0.51
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.19	0.76	N/A

	June 1, 2022 through May 31, 2023
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79	N/A

	Prior to June 1, 2022
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.23	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	0.29	1.29	0.29	0.28	0.24	0.79	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.23	0.18	0.76	0.51
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.19	0.76	N/A
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated
Columbia Capital Allocation Portfolios | Annual Report 2023	81

Notes to Financial Statements  (continued)
January 31, 2023
with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2023, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, capital loss carryforwards, trustees’ deferred compensation, foreign currency transactions, re-characterization of distributions for investments, distribution reclassifications and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Fund	Undistributed net investment income ($)	Accumulated net realized gain (loss) ($)	Paid in capital increase ($)
Columbia Capital Allocation Conservative Portfolio	40,300	(40,300)	—
Columbia Capital Allocation Moderate Conservative Portfolio	382,419	(382,419)	—
Columbia Capital Allocation Moderate Portfolio	1,305,176	(1,305,176)	—
Columbia Capital Allocation Moderate Aggressive Portfolio	2,651,247	(2,651,247)	—
Columbia Capital Allocation Aggressive Portfolio	2,142,732	(2,142,732)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
	Year Ended January 31, 2023			Year Ended January 31, 2022
Fund	Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	3,463,756	5,171,344	8,635,100	5,995,039	9,973,644	15,968,683
Columbia Capital Allocation Moderate Conservative Portfolio	7,424,327	16,960,102	24,384,429	15,986,583	30,976,412	46,962,995
Columbia Capital Allocation Moderate Portfolio	21,882,585	46,074,043	67,956,628	58,767,815	131,789,383	190,557,198
Columbia Capital Allocation Moderate Aggressive Portfolio	24,590,533	77,993,320	102,583,853	84,935,708	222,188,660	307,124,368
Columbia Capital Allocation Aggressive Portfolio	12,766,723	73,884,048	86,650,771	57,094,292	126,187,435	183,281,727
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At January 31, 2023, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	730,998	—	(152,980)	(27,188,639)
Columbia Capital Allocation Moderate Conservative Portfolio	762,910	3,737,025	—	(53,003,007)
Columbia Capital Allocation Moderate Portfolio	2,246,294	18,717,915	—	(138,721,270)
Columbia Capital Allocation Moderate Aggressive Portfolio	1,519,126	39,967,042	—	(156,265,316)
Columbia Capital Allocation Aggressive Portfolio	1,431,969	38,233,818	—	(54,227,578)
82	Columbia Capital Allocation Portfolios | Annual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023
At January 31, 2023, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	215,094,876	139,125	(27,327,764)	(27,188,639)
Columbia Capital Allocation Moderate Conservative Portfolio	440,665,495	544,465	(53,547,472)	(53,003,007)
Columbia Capital Allocation Moderate Portfolio	1,299,890,402	4,636,284	(143,357,554)	(138,721,270)
Columbia Capital Allocation Moderate Aggressive Portfolio	1,879,071,618	13,641,746	(169,907,062)	(156,265,316)
Columbia Capital Allocation Aggressive Portfolio	1,280,028,611	21,967,831	(76,195,409)	(54,227,578)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at January 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended January 31, 2023, capital loss carryforwards utilized, if any, were as follows:
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
Columbia Capital Allocation Conservative Portfolio	—	(152,980)	(152,980)	—
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the year ended January 31, 2023, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	19,768,698	46,117,833
Columbia Capital Allocation Moderate Conservative Portfolio	34,426,217	73,186,553
Columbia Capital Allocation Moderate Portfolio	72,697,632	245,021,596
Columbia Capital Allocation Moderate Aggressive Portfolio	119,221,672	275,049,720
Columbia Capital Allocation Aggressive Portfolio	96,382,658	187,451,772
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Columbia Capital Allocation Portfolios | Annual Report 2023	83

Notes to Financial Statements  (continued)
January 31, 2023
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the year ended January 31, 2023.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
No Fund had borrowings during the year ended January 31, 2023.
Note 9. Significant risks
Derivatives risk
Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
84	Columbia Capital Allocation Portfolios | Annual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Funds.
Shareholder concentration risk
At January 31, 2023, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	72.9
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	77.4
Columbia Capital Allocation Moderate Portfolio	—	—	84.7
Columbia Capital Allocation Moderate Aggressive Portfolio	1	11.3	54.9
Columbia Capital Allocation Aggressive Portfolio	—	—	68.6
Columbia Capital Allocation Portfolios | Annual Report 2023	85

Notes to Financial Statements  (continued)
January 31, 2023
Note 10. Fund reorganization for Columbia Capital Allocation Conservative Portfolio
At the close of business on January 21, 2022, Columbia Capital Allocation Conservative Portfolio (the Fund) acquired the assets and assumed the identified liabilities of BMO Conservative Allocation Fund (the Acquired Fund), a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $237,584,034 and the combined net assets immediately after the reorganization were $249,768,546.
The reorganization was accomplished by a tax-free exchange of 2,256,032 shares of the Acquired Fund valued at $12,184,512 (including $(213,746) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	297,235
Advisor Class	179,665
Institutional 3 Class	685,929
Class R	54,299
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2021, the Fund’s pro-forma results of operations for the year ended year ended January 31, 2022 would have been approximately:
($)
Net investment income	3,813,000
Net realized gain	17,940,000
Net change in unrealized appreciation/(depreciation)	(16,821,000)
Net increase in net assets from operations	4,932,000
Note 11. Fund reorganization for Columbia Capital Allocation Moderate Portfolio
At the close of business on January 21, 2022, Columbia Capital Allocation Moderate Portfolio (the Fund) acquired the assets and assumed the identified liabilities of BMO Moderate Allocation Fund (the Acquired Fund), a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $1,473,509,268 and the combined net assets immediately after the reorganization were $1,507,732,719.
The reorganization was accomplished by a tax-free exchange of 5,295,200 shares of the Acquired Fund valued at $34,223,451 (including $(1,202,664) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
86	Columbia Capital Allocation Portfolios | Annual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023
Shares
Class A	200,663
Advisor Class	342,989
Institutional 3 Class	2,248,744
Class R	339,108
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2021, the Fund’s pro-forma results of operations for the year ended year ended January 31, 2022 would have been approximately:
($)
Net investment income	25,417,000
Net realized gain	135,120,000
Net change in unrealized appreciation/(depreciation)	(59,403,000)
Net increase in net assets from operations	101,134,000
Note 12. Fund reorganization for Columbia Capital Allocation Moderate Aggressive Portfolio
At the close of business on January 21, 2022, Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) acquired the assets and assumed the identified liabilities of BMO Balanced Allocation Fund (the Acquired Fund), a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $2,010,526,719 and the combined net assets immediately after the reorganization were $2,131,190,850.
The reorganization was accomplished by a tax-free exchange of 27,416,245 shares of the Acquired Fund valued at $120,664,131 (including $(5,348,639) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	2,554,159
Advisor Class	1,491,362
Institutional 3 Class	4,770,984
Class R	1,222,717
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Columbia Capital Allocation Portfolios | Annual Report 2023	87

Notes to Financial Statements  (continued)
January 31, 2023
Assuming the reorganization had been completed on February 1, 2021, the Fund’s pro-forma results of operations for the year ended year ended January 31, 2022 would have been approximately:
($)
Net investment income	33,837,000
Net realized gain	286,454,000
Net change in unrealized appreciation/(depreciation)	(110,848,000)
Net increase in net assets from operations	209,443,000
Note 13. Fund reorganization for Columbia Capital Allocation Aggressive Portfolio
At the close of business on January 21, 2022, Columbia Capital Allocation Aggressive Portfolio (the Fund) acquired the assets and assumed the identified liabilities of BMO Aggressive Allocation Fund and BMO Growth Allocation Fund (the Acquired Funds), each a series of BMO Funds Inc. The reorganization was completed after shareholders of the Acquired Funds approved a plan of reorganization at a shareholder meeting held on January 7, 2022. The purpose of the transaction was to combine three funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization on January 21, 2022 were $1,390,181,342 and the combined net assets immediately after the reorganization were $1,509,879,502.
The reorganization was accomplished by a tax-free exchange of 22,947,813 shares of BMO Aggressive Allocation Fund (Acquired Fund) valued at $76,945,046 (including $(2,977,811) of unrealized appreciation/(depreciation)) and 12,547,280 shares of BMO Growth Allocation Fund (Acquired Fund) valued at $42,753,114 (including $(1,720,173) of unrealized appreciation/(depreciation)).
In exchange for the Acquired Funds’ shares, the Fund issued the following number of shares:
Shares
Class A	1,313,971
Advisor Class	356,035
Institutional 3 Class	5,670,835
Class R	1,993,210
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Funds’ cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2021, the Fund’s pro-forma results of operations for the year ended January 31, 2022 would have been approximately:
($)
Net investment income	22,410,000
Net realized gain	290,112,000
Net change in unrealized appreciation/(depreciation)	(102,057,000)
Net increase in net assets from operations	210,465,000
Note 14. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
88	Columbia Capital Allocation Portfolios | Annual Report 2023

Notes to Financial Statements  (continued)
January 31, 2023
Note 15. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Columbia Capital Allocation Portfolios | Annual Report 2023	89

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust II and Shareholders of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio (two of the funds constituting Columbia Funds Series Trust) and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio (three of the funds constituting Columbia Funds Series Trust II) (hereafter collectively referred to as the "Funds") as of January 31, 2023, the related statements of operations for the year ended January 31, 2023, the statements of changes in net assets for each of the two years in the period ended January 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2023 and each of the financial highlights for each of the five years in the period ended January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2023 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 24, 2023
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
90	Columbia Capital Allocation Portfolios | Annual Report 2023

Federal Income Tax Information
(Unaudited)
The Funds hereby designate the following tax attributes for the fiscal year ended January 31, 2023. Shareholders will be notified in early 2024 of the amounts for use in preparing 2023 income tax returns.
	Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
Columbia Capital Allocation Conservative Portfolio	8.04%	7.17%	0.08%	$0	$33,605	$0.0016	$396,006	$0.0185
Columbia Capital Allocation Moderate Conservative Portfolio	14.43%	12.75%	0.18%	$5,357,168	$134,339	$0.0032	$1,390,701	$0.0328
Columbia Capital Allocation Moderate Portfolio	23.17%	19.03%	0.35%	$20,169,133	$651,119	$0.0053	$5,506,346	$0.0448
Columbia Capital Allocation Moderate Aggressive Portfolio	39.15%	32.65%	0.56%	$44,314,874	$1,202,339	$0.0072	$7,931,060	$0.0477
Columbia Capital Allocation Aggressive Portfolio	57.23%	48.07%	0.76%	$46,486,659	$1,085,627	$0.0098	$6,707,500	$0.0603
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Columbia Capital Allocation Portfolios | Annual Report 2023	91

TRUSTEES AND OFFICERS
(Unaudited)
The Board oversees the Funds’ operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds’ Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such Trustee turns seventy-five (75).
Independent trustees
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years
George S. Batejan c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Executive Vice President, Global Head of Technology and Operations, Janus Capital Group, Inc., 2010-2016	176	Former Chairman of the Board, NICSA (National Investment Company Services Association) (Executive Committee, Nominating Committee and Governance Committee), 2014-2016; former Director, Intech Investment Management, 2011-2016; former Board Member, Metro Denver Chamber of Commerce, 2015-2016; former Advisory Board Member, University of Colorado Business School, 2015-2018; former Board Member, Chase Bank International, 1993-1994
Kathleen Blatz c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2006	Attorney, specializing in arbitration and mediation; Chief Justice, Minnesota Supreme Court, 1998-2006; Associate Justice, Minnesota Supreme Court, 1996-1998; Fourth Judicial District Court Judge, Hennepin County, 1994-1996; Attorney in private practice and public service, 1984-1993; State Representative, Minnesota House of Representatives, 1979-1993, which included service on the Tax and Financial Institutions and Insurance Committees; Member and Interim Chair, Minnesota Sports Facilities Authority, January-July 2017; Interim President and Chief Executive Officer, Blue Cross and Blue Shield of Minnesota (health care insurance), February-July 2018, April-October 2021	176	Former Trustee, Blue Cross and Blue Shield of Minnesota, 2009-2021 (Chair of the Business Development Committee, 2014-2017; Chair of the Governance Committee, 2017-2019); former Member and Chair of the Board, Minnesota Sports Facilities Authority, January 2017-July 2017; former Director, Robina Foundation, 2009-2020 (Chair, 2014-2020); Director, Richard M. Schulze Family Foundation, since 2021
92	Columbia Capital Allocation Portfolios | Annual Report 2023

TRUSTEES AND OFFICERS  (continued)
(Unaudited)
Independent trustees  (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years
Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Chair since 2023; Trustee since 2007	President, Springboard — Partners in Cross Cultural Leadership (consulting company), since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996-1999; Co-Director Latin America Research, 1993-1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, 1982-1991, Morgan Stanley; Attorney, Cleary Gottlieb Steen & Hamilton LLP, 1980-1982	176	Trustee, New York Presbyterian Hospital Board, since 1996; Director, DR Bank (Audit Committee) since 2017; Director, Evercore Inc. (Audit Committee, Nominating and Governance Committee), since 2019; Director, Apollo Commercial Real Estate Finance, Inc. (Chair, Nominating and Governance Committee), since 2021; the Governing Council of the Independent Directors Council (IDC), since 2021
Janet Langford Carrig c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1957	Trustee since 1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (independent energy company), September 2007-October 2018	174	Director, EQT Corporation (natural gas producer), since 2019; former Director, Whiting Petroleum Corporation (independent oil and gas company), 2020-2022
J. Kevin Connaughton c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1964	Trustee since 2020	CEO and President, RhodeWay Financial (non-profit financial planning firm), since December 2022; Member, FINRA National Adjudicatory Council, since January 2020; Adjunct Professor of Finance, Bentley University since January 2018; Consultant to Independent Trustees of CFVIT and CFST I from March 2016 to June 2020 with respect to CFVIT and to December 2020 with respect to CFST I; Managing Director and General Manager of Mutual Fund Products, Columbia Management Investment Advisers, LLC, May 2010-February 2015; President, Columbia Funds, 2008-2015; and senior officer of Columbia Funds and affiliated funds, 2003-2015	174	Former Director, The Autism Project, March 2015-December 2021; former Member of the Investment Committee, St. Michael’s College, November 2015-February 2020; former Trustee, St. Michael’s College, June 2017-September 2019; former Trustee, New Century Portfolios, January 2015-December 2017
Olive M. Darragh c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1962	Trustee since 2020	Managing Director of Darragh Inc. (strategy and talent management consulting firm), since 2010; Founder and CEO, Zolio, Inc. (investment management talent identification platform), since 2004; Consultant to Independent Trustees of CFVIT and CFST I from June 2019 to June 2020 with respect to CFVIT and to December 2020 with respect to CFST I; Partner, Tudor Investments, 2004-2010; Senior Partner, McKinsey & Company (consulting), 1990-2004; Touche Ross CPA, 1985-1988	174	Treasurer, Edinburgh University US Trust Board; Member, HBS Community Action Partners Board; Former Director, University of Edinburgh Business School (Member of US Board); former Director, Boston Public Library Foundation
Patricia M. Flynn c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1950	Trustee since 2004	Professor of Economics and Management, Bentley University, since 2002; Dean, McCallum Graduate School of Business, Bentley University, 1992-2002	176	Trustee, MA Taxpayers Foundation,1997-2002; Governing Board Member (Chairperson of Innovation Index Advisory Committee), MA Technology Collaborative, 1997-2020; Director, The MA Business Roundtable, 2003-2019
Columbia Capital Allocation Portfolios | Annual Report 2023	93

TRUSTEES AND OFFICERS  (continued)
(Unaudited)
Independent trustees  (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years
Brian J. Gallagher c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Retired; Partner with Deloitte & Touche LLP and its predecessors, 1977-2016	176	Trustee, Catholic Schools Foundation, since 2004
Douglas A. Hacker c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1955	Trustee since 1996	Independent business executive, since May 2006; Executive Vice President – Strategy of United Airlines, December 2002 - May 2006; President of UAL Loyalty Services (airline marketing company), September 2001-December 2002; Executive Vice President and Chief Financial Officer of United Airlines, July 1999-September 2001	176	Director, Spartan Nash Company (Chair of the Board) (food distributor); Director, Aircastle Limited (Chair of Audit Committee) (aircraft leasing); former Director, Nash Finch Company (food distributor), 2005-2013; former Director, SeaCube Container Leasing Ltd. (container leasing), 2010-2013; and former Director, Travelport Worldwide Limited (travel information technology), 2014-2019
Nancy T. Lukitsh c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1956	Trustee since 2011	Senior Vice President, Partner and Director of Marketing, Wellington Management Company, LLP (investment adviser), 1997-2010; Chair, Wellington Management Portfolios (commingled non-U.S. investment pools), 2007-2010; Director, Wellington Trust Company, NA and other Wellington affiliates, 1997-2010	174	None
David M. Moffett c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1952	Trustee since 2011	Retired; former Chief Executive Officer of Freddie Mac and Chief Financial Officer of U.S. Bank	174	Director, CSX Corporation (transportation suppliers); Director, PayPal Holdings Inc. (payment and data processing services); Trustee, University of Oklahoma Foundation; former Director, eBay Inc. (online trading community), 2007-2015; and former Director, CIT Bank, CIT Group Inc. (commercial and consumer finance), 2010-2016; former Advisor to Bridgewater Associates and The Carlyle Group
Catherine James Paglia c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1952	Trustee since 2004	Director, Enterprise Asset Management, Inc. (private real estate and asset management company), since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Vice President, 1982-1985, Principal, 1985-1987, Managing Director, 1987-1989, Morgan Stanley; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	176	Director, Valmont Industries, Inc. (irrigation systems manufacturer), since 2012; Trustee, Carleton College (on the Investment Committee); Trustee, Carnegie Endowment for International Peace (on the Investment Committee)
94	Columbia Capital Allocation Portfolios | Annual Report 2023

TRUSTEES AND OFFICERS  (continued)
(Unaudited)
Independent trustees  (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years
Natalie A. Trunow c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1967	Trustee since 2020	Chief Executive Officer, Millennial Portfolio Solutions LLC (asset management and consulting services), January 2016-January 2021; Non-executive Member of the Investment Committee and Valuation Committee, Sarona Asset Management Inc. (private equity firm) since September 2019; Advisor, Horizon Investments (asset management and consulting services), August 2018-January 2022; Advisor, Paradigm Asset Management, November 2016-January 2022; Consultant to Independent Trustees of CFVIT and CFST I from September 2016 to June 2020 with respect to CFVIT and to December 2020 with respect to CFST I; Director of Investments/Consultant, Casey Family Programs, April 2016-November 2016; Senior Vice President and Chief Investment Officer, Calvert Investments, August 2008-January 2016; Section Head and Portfolio Manager, General Motors Asset Management, June 1997-August 2008	174	Independent Director, Investment Committee, Health Services for Children with Special Needs, Inc., 2010-2021; Independent Director, (Executive Committee and Chair, Audit Committee), Consumer Credit Counseling Services (formerly Guidewell Financial Solutions), since 2016; Independent Director, (Investment Committee), Sarona Asset Management, since 2019
Sandra L. Yeager c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1964	Trustee since 2017	Retired; President and founder, Hanoverian Capital, LLC (SEC registered investment advisor firm), 2008-2016; Managing Director, DuPont Capital, 2006-2008; Managing Director, Morgan Stanley Investment Management, 2004-2006; Senior Vice President, Alliance Bernstein, 1990-2004	176	Former Director, NAPE Education Foundation, October 2016-October 2020; Advisory Board, Jennersville YMCA, since 2022
*	The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs. Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Carrig, Flynn, Paglia and Yeager serve as Directors of Columbia Seligman Premium Technology Growth Fund and Tri-Continental Corporation.
Interested trustee affiliated with Investment Manager*
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex overseen	Other directorships held by Trustee during the past five years
Daniel J. Beckman c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1962	Trustee since November 2021 and President since June 2021	Vice President – Head of North America Product, Columbia Management Investment Advisers, LLC, since April 2015; President and Principal Executive Officer of the Columbia Funds, since June 2021; officer of Columbia Funds and affiliated funds, 2020-2021	176	Director, Ameriprise Trust Company, since October 2016; Director, Columbia Management Investment Distributors, Inc. since November 2018; Board of Governors, Columbia Wanger Asset Management, LLC since, January 2022; Director, Columbia Threadneedle Canada, Inc., since December 2022
*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
Columbia Capital Allocation Portfolios | Annual Report 2023	95

TRUSTEES AND OFFICERS  (continued)
(Unaudited)
The Statement of Additional Information has additional information about the Funds’ Board members and is available, without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/investor/ or contacting your financial intermediary.
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is the President and Principal Executive Officer, the Funds’ other officers are:
Fund officers
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Michael G. Clarke 290 Congress Street Boston, MA 02210 1969	Chief Financial Officer and Principal Financial Officer (2009) and Senior Vice President (2019)	Senior Vice President and Head of Global Operations & Investor Services, Columbia Management Investment Advisers, LLC, since March 2022 (previously Vice President, Head of North American Operations, and Co-Head of Global Operations, June 2019 to February 2022 and Vice President – Accounting and Tax, May 2010 - May 2019); senior officer of Columbia Funds and affiliated funds, since 2002.
Joseph Beranek 5890 Ameriprise Financial Center Minneapolis, MN 55474 1965	Treasurer and Chief Accounting Officer (Principal Accounting Officer) (2019) and Principal Financial Officer (2020), CFST, CFST I, CFST II, CFVIT and CFVST II; Assistant Treasurer, CET I and CET II	Vice President – Mutual Fund Accounting and Financial Reporting, Columbia Management Investment Advisers, LLC, since December 2018 and March 2017, respectively.
Marybeth Pilat 290 Congress Street Boston, MA 02210 1968	Treasurer and Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer (2020) for CET I and CET II; Assistant Treasurer, CFST, CFST I, CFST II, CFVIT and CFVST II	Vice President – Product Pricing and Administration, Columbia Management Investment Advisers, LLC, since May 2017.
William F. Truscott 290 Congress Street Boston, MA 02210 1960	Senior Vice President (2001)	Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November 2001-January 1, 2021; Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc., since September 2012; Chairman of the Board and President, Columbia Management Investment Advisers, LLC, since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive Officer, Columbia Management Investment Distributors, Inc., since November 2008 and February 2012, respectively; Chairman of the Board and Director, Threadneedle Asset Management Holdings, Sàrl, since March 2013 and December 2008, respectively; senior executive of various entities affiliated with Columbia Threadneedle.
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 1970	Senior Vice President and Assistant Secretary (2021)	Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1, 2020 - November 22, 2021; Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc., since September 2021 (previously Vice President and Lead Chief Counsel, January 2015 - September 2021); formerly, President and Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia Funds and affiliated funds, since 2007.
Thomas P. McGuire 290 Congress Street Boston, MA 02210 1972	Senior Vice President and Chief Compliance Officer (2012)	Vice President – Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds, since December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company, September 2010 – September 2020.
96	Columbia Capital Allocation Portfolios | Annual Report 2023

TRUSTEES AND OFFICERS  (continued)
(Unaudited)
Fund officers  (continued)
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Ryan C. Larrenaga 290 Congress Street Boston, MA 02210 1970	Senior Vice President (2017), Chief Legal Officer (2017), and Secretary (2015)	Vice President and Chief Counsel, Ameriprise Financial, Inc., since August 2018 (previously Vice President and Group Counsel, August 2011 - August 2018); Chief Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of Columbia Funds and affiliated funds, since 2005.
Michael E. DeFao 290 Congress Street Boston, MA 02210 1968	Vice President (2011) and Assistant Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010; Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC, since October 2021 (previously Vice President and Assistant Secretary, May 2010 – September 2021).
Lyn Kephart-Strong 5228 Ameriprise Financial Center Minneapolis, MN 55474 1960	Vice President (2015)	Vice President, Global Investment Operations Services, Columbia Management Investment Advisers, LLC, since 2010; President, Columbia Management Investment Services Corp., since October 2014; President, Ameriprise Trust Company, since January 2017.
Columbia Capital Allocation Portfolios | Annual Report 2023	97

Additional information
If you elect to receive the shareholder report for the Funds in paper, mailed to you, the Funds mail one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Funds electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Funds’ shareholder report is available at the Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
98	Columbia Capital Allocation Portfolios | Annual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN124_01_N01_(03/23)

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)

During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, Sandra L. Yeager, and Douglas A. Hacker, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Mr. Moffett, Mr. Gallagher, Mr. Connaughton, Ms. Yeager, and Mr. Hacker are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the two series of the registrant whose reports to stockholders are included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended January 31, 2023 and January 31, 2022 are approximately as follows:

2023	2022
$60,200	$59,000

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended January 31, 2023 and January 31, 2022 are approximately as follows:

2023	2022
$0	$5,500

Audit-Related Fees, if any, include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

During the fiscal years ended January 31, 2023 and January 31, 2022, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended January 31, 2023 and January 31, 2022 are approximately as follows:

2023	2022
$24,300	$12,600

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended January 31, 2023 and January 31, 2022, there were no Tax Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended January 31, 2023 and January 31, 2022 are approximately as follows:

2023	2022
$0	$0

All Other Fees, if any, include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended January 31, 2023 and January 31, 2022 are approximately as follows:

2023	2022
$535,000	$520,000

In fiscal years 2023 and 2022, All Other Fees primarily consists of fees billed for internal control examinations of the registrant’s transfer agent and investment adviser.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2023 and January 31, 2022 are approximately as follows:

2023	2022
$559,300	$538,100

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 24, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 24, 2023

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 24, 2023